PORTFOLIO MANAGERS’ COMMENTS

Western Asset Management Investment Strategy Group

Market Commentary, Fiscal Year Ended March 31, 2003

At one point in the past year (early October) it looked like we were living the “sum of all fears.” The economy was thought to be on the verge of deflation and/or a double-dip recession, short-term Treasury yields had plunged to levels not seen in over 40 years, credit spreads spiked to levels not seen since the Depression, equity prices had lost almost half of the value they held in early 2000, and a sharply contested war with Iraq seemed inevitable. Credit markets were rocked by a succession of corporate governance scandals, and defaults were many and huge. The mortgage market witnessed wave after wave of refinancings, at a pace once thought impossible, as mortgage interest rates fell 150 basis points.A Real yields fell, giving Treasury Inflation-Protected Securities’ (“TIPS”) investors an impressive 18% return. Consumer price inflation rose from 1.5% to 3%, fueled by soaring oil prices, which in turn were driven by Middle East tensions and massive strikes in Venezuela. The dollar lost almost 20% of its value against other major currencies as investors’ confidence in the U.S. economy was deeply shaken. In the midst of almost unprecedented turmoil, the bond market delivered impressive returns. Credit spreads rebounded sharply in the second half of the fiscal year, as the market’s fears of catastrophe were allayed and as the Fed delivered another dose of monetary ease, cutting the Fed funds rate to 1.25%, and vowed to fight deflation tooth and nail should it rear its ugly head. As the dust settled, investment grade credits and emerging market bonds delivered total returns of 13.5%. High yield bonds recovered impressively toward the end, but earlier defaults and wider spreads limited total returns to only 4.3%. Mortgage-backed bonds did surprisingly well in light of the pace of refinancings, delivering returns that exceeded their initial coupon by about 150 basis points.

Performance Information

More specific information on the performance of each Fund can be found on the following pages.

The returns shown on the following pages are based on historical results and are not intended to indicate future performance. Total return measures investment performance in terms of appreciation or depreciation in a Fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. The investment return and principal value of an investment in each of these Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Average annual returns tend to smooth out variations in a Fund’s return, so they differ from actual year-to-year results. No adjustment has been made for any income taxes payable by shareholders.

The following graphs and tables compare each Fund’s total returns against that of an appropriate broad-based securities market index. The lines illustrate the cumulative total return of an initial $1,000,000 investment for the periods indicated. The line for each Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other investment management or administrative expenses.

A	100 basis points = 1%.

PERFORMANCE INFORMATION

Western Asset Intermediate Portfolio

The impact of market conditions on the Fund’s performance was generally positive in the twelve months ended March 31, 2003, since Treasury yields fell significantly. Investment strategies produced mixed returns, as the Fund’s total return of 11.4% trailed that of its benchmark, the Lehman Intermediate Government/Credit Bond Index, which recorded a total return of 11.7%. A long duration posture held throughout the period benefited from lower interest rates, but this was largely offset by the steepening of the yield curve, which disadvantaged the Fund’s emphasis on longer maturities. A moderate exposure to Treasury Inflation-Protected Securities (“TIPS”) had a positive impact on returns as real yields fell. Moderate exposure to the mortgage-backed sector contributed to performance as spreads narrowed. Corporate overweighting benefited from tighter spreads, but our lower-quality bias suffered from weaker relative performance. Additionally, much of the benefit of tighter spreads was eroded by the impact of several negative credit events.

The graph and table do not reflect the deduction of taxes that a shareholder  would pay on Fund distributions or the redemption of Fund shares.

Past performance is not an indicator of future results.

B	A market value-weighted index that tracks the daily price, coupon, and total return performance of fixed-rate, publicly placed, dollar-denominated obligations. Issuers include the U.S. Treasury, U.S. government agencies, quasi-federal corporations, and corporations whose debt is guaranteed by the U.S. government, and have at least $100 million par amount outstanding and at least one year to maturity. Index returns are for periods beginning June 30, 1994. The index does not incur fees and expenses, and cannot be purchased directly by investors.

PERFORMANCE INFORMATION

Western Asset Core Portfolio

The impact of market conditions on the Fund’s performance was generally positive in the twelve months ended March 31, 2003, since Treasury yields fell significantly. Investment strategies produced mixed returns, as the Fund’s Institutional Class total return of 11.2% trailed that of its benchmark, the Lehman Aggregate Bond Index, which recorded a total return of 11.7%. The Fund’s Financial Intermediary Class recorded a total return of 10.8%. A long duration posture held throughout the period benefited from lower interest rates, but this was largely offset by the steepening of the yield curve, which disadvantaged the Fund’s emphasis on longer maturities. A moderate exposure to Treasury Inflation-Protected Securities (“TIPS”) had a positive impact on returns as real yields fell. Overweighting to the mortgage-backed sector also contributed to performance as spreads narrowed. Corporate overweighting benefited from tighter spreads, but our lower-quality bias suffered from weaker relative performance. Additionally, much of the benefit of tighter spreads was eroded by the impact of several negative credit events.

The graph and table do not reflect the deduction of taxes that a shareholder  would pay on Fund distributions or the redemption of Fund shares.

Past performance is not an indicator of future results.

C	A market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed rate, publicly placed, dollar-denominated, and nonconvertible investment grade debt issues with at least $100 million par amount outstanding and with at least one year to final maturity. The index does not incur fees and expenses, and cannot be purchased directly by investors. The Fund changed its comparative index from the Salomon Brothers Broad Market Index to the Lehman Aggregate Bond Index because the Fund’s investment adviser believes the Lehman Aggregate Bond Index reflects the Fund’s investment mandate more closely. The Salomon Brothers Broad Market Index is an unmanaged index that measures the performance of the investment-grade universe of bonds issued in the United States. The Index includes institutionally traded U.S. Treasury, government-sponsored, mortgage and corporate securities.

PERFORMANCE INFORMATION

Western Asset Core Portfolio (continued)

The graph and table do not reflect the deduction of taxes that a shareholder  would pay on Fund distributions or the redemption of Fund shares.

Past performance is not an indicator of future results.

D	A market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed rate, publicly placed, dollar-denominated, and nonconvertible investment grade debt issues with at least $100 million par amount outstanding and with at least one year to final maturity. Index returns are for periods beginning July 31, 1999. The index does not incur fees and expenses, and cannot be purchased directly by investors. The Fund changed its comparative index from the Salomon Brothers Broad Market Index to the Lehman Aggregate Bond Index because the Fund’s investment adviser believes the Lehman Aggregate Bond Index reflects the Fund’s investment mandate more closely. The Salomon Brothers Broad Market Index is an unmanaged index that measures the performance of the investment-grade universe of bonds issued in the United States. The Index includes institutionally traded U.S. Treasury, government-sponsored, mortgage and corporate securities.

PERFORMANCE INFORMATION

Western Asset Core Plus Portfolio

The impact of market conditions on the Fund’s performance was generally positive in the twelve months ended March 31, 2003, since Treasury yields fell significantly, although credit spreads experienced mixed results. Investment strategies produced mixed but generally positive returns, as the Fund’s Institutional Class total return of 11.8% edged out that of its benchmark, the Lehman Aggregate Bond Index, which recorded a total return of 11.7%. The Fund’s Financial Intermediary Class recorded a total return of 11.6%. A long duration posture held throughout the period benefited from lower interest rates, but this was largely offset by the steepening of the yield curve, which disadvantaged the Fund’s emphasis on longer maturities. Overweighting to the mortgage-backed sector contributed to performance as spreads narrowed. Corporate overweighting benefited from tighter spreads, but our lower quality bias suffered from weaker relative performance. Additionally, much of the benefit of tighter spreads was eroded by the impact of several negative credit events. A moderate exposure to Treasury Inflation-Protected Securities (“TIPS”) had a positive impact on returns as real yields fell. Emerging market debt exposure made a positive contribution to returns as high yields offset moderately wider spreads, and our exposure to Brazilian bonds benefited from strong relative performance. High yield exposure detracted from performance as spreads on balance widened. Non-dollar exposure was a modest positive, and our decision to leave some currency exposure unhedged was rewarded as the dollar weakened.

The graph and table do not reflect the deduction of taxes that a shareholder  would pay on Fund distributions or the redemption of Fund shares.

Past performance is not an indicator of future results.

E	A market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed rate, publicly placed, dollar-denominated, and nonconvertible investment grade debt issues with at least $100 million par amount outstanding and with at least one year to final maturity. Index returns are for periods beginning June 30, 1998. The index does not incur fees and expenses, and cannot be purchased directly by investors. The Fund changed its comparative index from the Salomon Brothers Broad Market Index to the Lehman Aggregate Bond Index because the Fund’s investment adviser believes the Lehman Aggregate Bond Index reflects the Fund’s investment mandate more closely. The Salomon Brothers Broad Market Index is an unmanaged index that measures the performance of the investment-grade universe of bonds issued in the United States. The Index includes institutionally traded U.S. Treasury, government-sponsored, mortgage and corporate securities.

PERFORMANCE INFORMATION

Western Asset Core Plus Portfolio (continued)

The graph and table do not reflect the deduction of taxes that a shareholder  would pay on Fund distributions or the redemption of Fund shares.

Past performance is not an indicator of future results.

F	A market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed rate, publicly placed, dollar-denominated, and nonconvertible investment grade debt issues with at least $100 million par amount outstanding and with at least one year to final maturity. Index returns are for periods beginning December 31, 2001. The index does not incur fees and expenses, and cannot be purchased directly by investors. The Fund changed its comparative index from the Salomon Brothers Broad Market Index to the Lehman Aggregate Bond Index because the Fund’s investment adviser believes the Lehman Aggregate Bond Index reflects the Fund’s investment mandate more closely. The Salomon Brothers Broad Market Index is an unmanaged index that measures the performance of the investment-grade universe of bonds issued in the United States. The Index includes institutionally traded U.S. Treasury, government-sponsored, mortgage and corporate securities.

PERFORMANCE INFORMATION

Western Asset Inflation Indexed Bond Portfolio

The impact of market conditions on the Fund’s performance was positive in the twelve months ended March 31, 2003, as real yields fell across the board and the rate of consumer price inflation, a source of Treasury Inflation-Protected Securities’ (“TIPS”) total returns, rose from 1.5% to 3%. With strategies producing mixed results, the Fund’s total return of 17.6% trailed that of its benchmark, the Lehman U.S. Treasury Inflation Notes Index, which recorded a total return of 18.1%. The Fund was nearly fully invested in TIPS throughout the period. The manager’s decision to hold a modestly long duration for most of the year added to returns as real yields fell, but this was more than offset by a decision to emphasize longer maturities in anticipation of a flatter real yield curve, since the curve steepened significantly over the course of the period as the decline in short-term real rates far outpaced the decline in long-term real rates.

The graph and table do not reflect the deduction of taxes that a shareholder  would pay on Fund distributions or the redemption of Fund shares.

Past performance is not an indicator of future results.

G	An unmanaged index that measures the performance of intermediate (1 to 10 year) U.S. Treasury inflation-protected securities. Index returns are for periods beginning February 28, 2001. The index does not incur fees and expenses, and cannot be purchased directly by investors.

PERFORMANCE INFORMATION

Western Asset High Yield Portfolio

For the twelve months ended March 31, 2003, the Lehman High Yield Index returned 4.3%, the Index’s best annual performance since March 1998. The Fund returned 2.2% for the period. The positive absolute return was attained despite the option-adjusted spread for the asset class widening from 627 basis pointsH to 723 basis points over the period, according to Lehman. The sharp drop in Treasury rates was responsible for the drop in the high yield market’s yield-to-maturity dropping from 11.8% to 10.6% for the year. During the period from March 31, 2002 to June 30, 2002, the high yield sector returned -6.4%, including June, which was the sector’s worst performing month on record at -7.4%. Poor performance was driven by the flood of more than $64 billion in fallen angel supply (issues entering the index due to a downgrade below investment grade) and discoveries of corporate malfeasance at large corporations such as Qwest and WorldCom. From June 30, 2002 to September 30, 2002, the sector returned -2.9% due to negative investor sentiment bolstered by the ongoing slide in equity prices, continued massive supply of fallen angels, and approximately $1 billion in high yield mutual fund redemptions. During the second half of the fiscal year, September 30, 2002 to March 31, 2003, the market rallied sharply, trading up 14.9% as improving corporate earning outlooks, increasing mutual fund inflows and reduced new issue and fallen angel supply encouraged investors to add high yield risk to their portfolios. The Fund’s performance was hurt by an underweight position in a few outperforming industries (e.g., utilities, 5.8%; and consumer cyclical, 9.2%) and an overweight in a number of underperforming industries (e.g., health care, -1.4%; and wireline, -26.9%). Performance was enhanced by overweights to certain outperforming industries (e.g., capital goods, 14.8%; and media non-cable, 11.6%).

The graph and table do not reflect the deduction of taxes that a shareholder  would pay on Fund distributions or the redemption of Fund shares.

Past performance is not an indicator of future results.

H	100 basis points = 1%.
I	A market value-weighted index that tracks the daily price-only, coupon, and total return performance of non-investment grade, fixed rate, publicly placed, dollar-denominated, and non-convertible debt registered with the U.S. Securities and Exchange Commission. Index returns are for periods beginning September 30, 2001. The index does not incur fees and expenses, and cannot be purchased directly by investors.

PERFORMANCE INFORMATION

Western Asset Non-U.S. Fixed Income Portfolio

Portfolio strategies produced positive results over the past year. The Fund’s total return in the twelve months ended March 31, 2003, was 19.3%, significantly exceeding its benchmark, the Salomon World Government ex-U.S. Index (Hedged), which returned 8.7%. The Fund employed three key strategies. First, there was a significant underweight to the Japanese market, which offered very low yields, in favor of a large overweight to European markets, which outperformed Japan as yields fell more significantly in Europe. Exposure was concentrated in bonds from continental European markets, Canada, Denmark, Sweden, Norway and the U.K.  Issues were mainly government, with a few select high grade non-government issues. Second, the Fund maintained a significant long duration position throughout the year, especially in short-dated securities, which benefited from interest rate cuts in Europe. Third, the Fund held some unhedged euro-denominated bonds, which benefited from significant appreciation of the euro currency versus the dollar.

The graph and table do not reflect the deduction of taxes that a shareholder  would pay on Fund distributions or the redemption of Fund shares.

Past performance is not an indicator of future results.

J	An index encompassing an all-inclusive universe of institutionally traded bonds, including all fixed rate bonds with remaining maturities of one year or longer and with amounts outstanding of at least the equivalent of $25 million USD. This Index excludes the U.S. and is currency-hedged as a means of achieving low-risk interest rate diversification. Index returns are for periods beginning June 30, 1998.

STATEMENT OF NET ASSETS

March 31, 2003

(Amounts in Thousands)

Western Asset Intermediate Portfolio

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Long-Term Securities	86.8%

Corporate Bonds and Notes	39.6%

Aerospace/Defense	2.2%
BAE Systems Holdings Inc.		6.400%	12/15/11	$4,250	$4,422	A
Northrop Grumman Corporation		7.125%	2/15/11	2,000	2,313
Systems 2001 Asset Trust		6.664%	9/15/13	2,037	2,235	A
United Technologies Corporation		6.350%	3/1/11	2,580	2,921

					11,891

Banking and Finance	1.9%
Boeing Capital Corporation		6.350%	11/15/07	1,530	1,643
Ford Motor Credit Company		7.375%	2/1/11	4,600	4,286
Household Finance Corporation		7.000%	5/15/12	2,270	2,587
National Westminster Bank PLC		9.375%	11/15/03	290	305
U.S. Bancorp		3.125%	3/15/08	1,500	1,482

					10,303

Banks	3.0%
Bank of America Corporation		5.250%	2/1/07	3,000	3,250
Bank of America Corporation		7.400%	1/15/11	1,620	1,930
Bank of America Corporation		4.875%	9/15/12	360	369
Bank One Corporation		6.000%	8/1/08	4,370	4,878
Bayerische Landesbank Girozentrale NY		5.650%	2/1/09	360	395
Wachovia Corporation		4.950%	11/1/06	1,900	2,042
Wells Fargo Bank NA, San Francisco		6.450%	2/1/11	3,000	3,433

					16,297

Cable	0.9%
TCI Communications, Inc.		8.000%	8/1/05	220	240
TCI Communications, Inc.		7.610%	10/4/05	3,060	3,262
Tele-Communications, Inc.		9.800%	2/1/12	1,040	1,298

					4,800

Computer Services and Systems	0.4%
International Business Machines Corporation		4.750%	11/29/12	1,900	1,952

Consumer Products	0.4%
Unilever Capital Corporation		7.125%	11/1/10	1,980	2,342

Diversified Financial Services	1.9%
CIT Group Inc.		2.839%	3/1/04	1,230	1,237	B,C
Citigroup Inc.		6.500%	1/18/11	600	685
Citigroup Inc.		6.000%	2/21/12	300	334
General Electric Capital Corporation		4.250%	1/15/08	3,510	3,636	B
Washington Mutual, Inc.		4.375%	1/15/08	2,350	2,424
Wells Fargo & Company		6.750%	10/1/06	500	564
Wells Fargo & Company		6.375%	8/1/11	1,000	1,136	B

					10,016

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Diversified Services	0.2%
Loews Corporation		3.125%	9/15/07	$1,240	$1,138	D

Electric	2.0%
General Electric Company		5.000%	2/1/13	3,790	3,876
Niagara Mohawk Power Corporation		8.875%	5/15/07	2,100	2,499
Niagara Mohawk Power Corporation		7.750%	10/1/08	2,150	2,544
Virginia Electric and Power Company		4.750%	3/1/13	2,000	2,013

					10,932

Energy	3.6%
American Electric Power Company, Inc.		6.125%	5/15/06	3,160	3,360	B
Dominion Resources, Inc.		5.700%	9/17/12	350	367
DTE Energy Company		7.050%	6/1/11	2,630	3,011	B
Duke Energy Corporation		6.250%	1/15/12	1,330	1,409
Exelon Corporation		6.750%	5/1/11	2,200	2,473
FirstEnergy Corp.		6.450%	11/15/11	3,740	3,954
MidAmerican Energy Holdings Company		5.875%	10/1/12	1,020	1,058
PECO Energy Company		5.950%	11/1/11	325	355
Progress Energy, Inc.		5.850%	10/30/08	1,250	1,359
Progress Energy, Inc.		7.100%	3/1/11	1,650	1,856

					19,202

Environmental Services	0.7%
Waste Management, Inc.		6.375%	12/1/03	600	612
Waste Management, Inc.		7.000%	10/15/06	2,700	2,979
Waste Management, Inc.		6.375%	11/15/12	200	213

					3,804

Food, Beverage and Tobacco	3.7%
Altria Group, Inc.		7.000%	7/15/05	2,000	2,062
Altria Group, Inc.		6.375%	2/1/06	1,810	1,885
Anheuser-Busch Companies, Inc.		4.625%	2/1/15	1,350	1,360
Campbell Soup Company		5.000%	12/3/12	1,500	1,544
Kellogg Company		6.600%	4/1/11	2,760	3,146
Nabisco Incorporated		7.050%	7/15/07	3,500	3,984
Pepsi Bottling Holdings Inc.		5.625%	2/17/09	3,941	4,355	A
R.J. Reynolds Tobacco Holdings, Inc.		6.500%	6/1/07	1,833	1,843

					20,179

Gas and Pipeline Utilities	0.6%
The Williams Companies, Inc.		8.125%	3/15/12	3,800	3,325	A

Insurance	0.2%
Ace INA Holdings Inc.		8.200%	8/15/04	1,090	1,173

STATEMENT OF NET ASSETS—Continued

Western Asset Intermediate Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Investment Banking/Brokerage	3.2%
Credit Suisse First Boston USA		6.125%	11/15/11	$1,470	$1,541
J.P. Morgan & Co. Incorporated		5.385%	2/15/12	2,190	2,267	C
Lehman Brothers Holdings Inc.		8.250%	6/15/07	1,500	1,777
Lehman Brothers Holdings Inc.		7.000%	2/1/08	495	568
Lehman Brothers Inc.		6.500%	4/15/08	3,120	3,526
Morgan Stanley		6.750%	4/15/11	1,465	1,640
Morgan Stanley		6.600%	4/1/12	590	658
Morgan Stanley		5.300%	3/1/13	410	418
Salomon Smith Barney Holdings Inc.		6.250%	5/15/03	300	302
Salomon Smith Barney Holdings Inc.		6.250%	1/15/05	2,150	2,302
The Goldman Sachs Group, Inc.		6.875%	1/15/11	2,100	2,394

					17,393

Investment Management	0.7%
Dryden Investor Trust		7.157%	7/23/08	3,286	3,521	A

Machinery	0.2%
Caterpillar Inc.		7.250%	9/15/09	900	1,068

Media	2.0%
Cox Enterprises, Inc.		8.000%	2/15/07	1,150	1,293	A
News America Holdings Incorporated		9.250%	2/1/13	1,000	1,269
News America Holdings Incorporated		8.500%	2/23/25	2,680	2,888
Turner Broadcasting System, Inc.		8.375%	7/1/13	2,740	3,125
Viacom Inc.		5.625%	8/15/12	1,920	2,061

					10,636

Metals and Mining	0.2%
Alcoa Inc.		6.000%	1/15/12	1,090	1,185	B

Oil and Gas	2.6%
Anadarko Petroleum Corporation		5.375%	3/1/07	2,790	3,010
Apache Corporation		6.250%	4/15/12	1,980	2,243
ConocoPhillips		6.375%	3/30/09	2,000	2,264
ConocoPhillips		8.750%	5/25/10	2,300	2,882
Sonat Inc.		7.625%	7/15/11	4,880	3,855

					14,254

Paper and Forest Products	1.1%
MeadWestvaco Corporation		6.850%	4/1/12	1,670	1,872
Weyerhaeuser Company		5.950%	11/1/08	3,700	3,990

					5,862

Pharmaceuticals	0.2%
Bristol-Myers Squibb Company		5.750%	10/1/11	1,200	1,287	B

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Retail	0.5%
Target Corporation		5.875%	3/1/12	$2,320	$2,520

Special Purpose	4.1%
Bellsouth Capital Funding		7.750%	2/15/10	2,500	3,007
ChevronTexaco Capital Company		3.500%	9/17/07	939	958
DaimlerChrysler NA Holding Corp.		7.300%	1/15/12	3,590	4,009	B
National Rural Utilities Cooperative Finance Corporation		7.250%	3/1/12	1,500	1,744
Qwest Capital Funding, Inc.		5.875%	8/3/04	2,200	1,991
Qwest Capital Funding, Inc.		7.250%	2/15/11	545	414
Sprint Capital Corporation		8.375%	3/15/12	2,190	2,332	B
Verizon Global Funding Corp.		6.875%	6/15/12	5,500	6,278
Verizon Global Funding Corp.		0.000%	5/15/21	2,310	1,354	D,E

					22,087

Telecommunications	1.3%
AT&T Corp.		7.800%	11/15/11	1,100	1,184
Pacific Bell		6.125%	2/15/08	3,500	3,905	B
WorldCom, Inc.—WorldCom Group		6.400%	8/15/05	2,900	776	F
WorldCom, Inc.—WorldCom Group		7.500%	5/15/11	4,560	1,220	F

					7,085

Telecommunications (Cellular/Wireless)	0.1%
AT&T Wireless Services Inc.		8.125%	5/1/12	544	616

Transportation	1.7%
CSX Corporation		6.750%	3/15/11	1,375	1,542
Delta Air Lines, Inc.		6.619%	3/18/11	2,024	1,893
Delta Air Lines, Inc.		6.718%	7/2/24	2,716	2,861
The Hertz Corporation		1.880%	8/13/04	2,500	2,374	B,C
Union Pacific Corporation		7.250%	11/1/08	250	292

					8,962

Total Corporate Bonds and Notes (Identified Cost—$208,998)					213,830

Asset-Backed Securities	5.3%

Fixed Rate Securities	3.5%
ARG Funding Corp. 1999-1A		6.020%	5/20/05	3,760	3,846	A
Chevy Chase 1997-A		7.650%	12/20/07	251	251
Chevy Chase Home Loan Trust 1996-1		7.150%	5/15/15	152	157
Conseco Finance Securitizations Corp. 2001-1		6.990%	7/1/32	2,600	2,336
Fleetwood Credit Corp. Grantor Trust 1994-B		6.750%	3/15/10	757	757
Green Tree Financial Corporation 1994-6		8.900%	1/15/20	2,600	2,722
Green Tree Recreational, Equipment and Consumer Trust 1998-C		6.700%	2/15/14	7,000	7,341

STATEMENT OF NET ASSETS—Continued

Western Asset Intermediate Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Asset-Backed Securities—Continued
Fixed Rate Securities—Continued
Guaranteed Export Certificates 1995-B		6.130%	6/15/04	$353	$367
Lehman FHA Title I Loan Trust 1996-3		7.710%	8/25/17	215	215
Mego Mortgage Home Loan Trust 1996-2		7.275%	8/25/17	140	142
Merrill Lynch Mortgage Investors, Inc. 1990-F		9.650%	9/15/10	615	615
PSC Grantor Trust 1998-1		6.290%	6/8/05	119	119	A

					18,868

Indexed SecuritiesC	1.4%
IndyMac Home Equity Loan Asset-backed Trust 2001-A		1.565%	3/25/31	4,437	4,439
Mesa 2002-1 Global Issuance Company Home Loan Asset Backed Notes		1.650%	2/18/33	2,899	2,899	A
SLM Student Loan Trust 1998-2		1.854%	4/25/07	7	7

					7,345

Stripped Securities	0.4%
ACA CDS 2002-1, Ltd.		5.484%	7/15/08	7,600	1,201	G1
Oakwood Mortgage Investors Inc. 2001-C		6.000%	5/15/08	6,460	1,210	G1

					2,411

Total Asset-Backed Securities (Identified Cost—$28,133)					28,624

Mortgage-Backed Securities	2.0%

Fixed Rate Securities	1.9%
Asset Securitization Corporation 1996-D2		6.920%	2/14/29	953	1,022
Asset Securitization Corporation 1996-MD6		6.720%	11/12/26	365	370
GMAC Commercial Mortgage Securities Inc. 1998-C1		6.700%	5/15/30	1,000	1,116
Merrill Lynch Mortgage Investors, Inc. 1998-C1		6.310%	11/15/26	1,021	1,083
Metropolitan Asset Funding, Inc. 1996-A		6.950%	4/20/08	136	136
Morgan Stanley Capital I 1995-GAL1		7.950%	8/15/27	2,650	2,951	A
Nomura Asset Securities Corporation 1996-MD5		7.120%	4/13/39	1,500	1,672
Ocwen Residential MBS Corporation 1998-R1		7.000%	10/25/40	1,582	1,610	A

					9,960

Stripped Securities	0.1%
CMC Securities Corporation III 1994-B		0.000%	2/25/09	157	153	G2
FFCA Secured Lending Corporation 1997-1		0.866%	2/18/22	10,489	294	A,G1
Securitized Asset Sales, Inc. 1995-6		0.000%	12/25/10	57	57	G2

					504

Variable Rate SecuritiesH	N.M.
Housing Securities Inc. 1995-RP1		1.855%	11/25/26	142	142	A
Resolution Trust Corporation 1995-2		7.025%	5/25/29	68	68
Securitized Asset Sales, Inc. 1994-4		4.815%	8/25/33	20	20

					230

Total Mortgage-Backed Securities (Identified Cost—$10,482)					10,694

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

U.S. Government and Agency Obligations	25.8%

Fixed Rate Securities	18.2%
Fannie Mae		5.500%	5/2/06	$3,900	$4,243
Fannie Mae		6.000%	1/18/12	9,420	10,006	B
Fannie Mae		6.125%	3/15/12	3,160	3,617	B
Federal Home Loan Bank		6.250%	8/13/04	250	266
Federal Home Loan Bank		5.800%	3/30/09	600	677
Freddie Mac		3.500%	9/15/07	8,087	8,306
Freddie Mac		2.750%	3/15/08	2,840	2,802	B
Freddie Mac		5.750%	1/15/12	2,524	2,827	B
Freddie Mac		5.250%	11/5/12	7,660	7,911
Overseas Private Investment Corporation		7.740%	8/15/07	3,000	3,456
Tennessee Valley Authority		5.375%	11/13/08	6,320	6,972
United States Treasury Bonds		8.875%	8/15/17	3,000	4,397	B
United States Treasury Notes		4.375%	5/15/07	980	1,052	B
United States Treasury Notes		6.625%	5/15/07	2,290	2,661	B
United States Treasury Notes		3.000%	2/15/08	22,120	22,379	B
United States Treasury Notes		4.375%	8/15/12	9,260	9,680	B
United States Treasury Notes		4.000%	11/15/12	1,205	1,223	B
United States Treasury Notes		3.875%	2/15/13	5,490	5,513	B

					97,988

Indexed Securities	6.3%
United States Treasury Inflation-Protected Security		3.875%	1/15/09	5,539	6,311	B,I
United States Treasury Inflation-Protected Security		3.000%	7/15/12	17,965	19,548	I
United States Treasury Inflation-Protected Security		3.625%	4/15/28	7,020	8,251	I

					34,110

Stripped Securities	1.3%
United States Treasury Bonds		0.000%	11/15/27	26,200	7,140	B,G2

Total U.S. Government and Agency Obligations (Identified Cost—$133,766)					139,238

U.S. Government Agency Mortgage-Backed Securities	6.1%

Fixed Rate Securities	6.1%
Fannie Mae		7.000%	4/1/08 to 7/1/28	9,192	9,737
Fannie Mae		7.250%	1/15/10	200	243
Fannie Mae		6.000%	7/1/13 to 6/1/28	775	805
Fannie Mae		6.500%	6/1/14 to 8/1/29	2,664	2,793
Fannie Mae		8.000%	9/1/15	332	356
Fannie Mae		9.500%	4/1/21	178	200
Freddie Mac		8.500%	7/1/06	7	7
Freddie Mac		7.760%	5/1/12	104	111
Freddie Mac		6.500%	6/1/13 to 11/1/15	345	365

STATEMENT OF NET ASSETS—Continued

Western Asset Intermediate Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

U.S. Government Agency Mortgage-Backed Securities—Continued

Fixed Rate Securities—Continued
Freddie Mac		7.500%	4/1/17	$37	$40
Freddie Mac		9.300%	4/15/19	224	228
Freddie Mac		7.500%	4/1/33	12,500	13,320	J
Government National Mortgage Association		9.500%	9/15/05	60	65
Government National Mortgage Association		9.000%	6/15/06	79	85
Government National Mortgage Association		7.000%	2/15/28 to 12/15/28	357	378
Government National Mortgage Association		7.000%	4/1/33	4,000	4,240	J

					32,973

Stripped Securities	N.M.
Fannie Mae		0.000%	5/25/22	43	38	G2
Freddie Mac		10.000%	3/1/21	37	9	G1

					47

Variable Rate SecuritiesH	N.M.
Fannie Mae		4.297%	3/1/18	73	74
Freddie Mac		4.576%	1/1/19	27	28

					102

Total U.S. Government Agency Mortgage- Backed Securities (Identified Cost—$32,391)					33,122

Yankee BondsK	7.7%

Banks	0.7%
Korea Development Bank		4.250%	11/13/07	60	59
Royal Bank of Scotland Group plc		9.118%	3/31/49	2,900	3,612	B

					3,671

Diversified Financial Services	0.5%
Pemex Finance Ltd.		7.800%	2/15/13	2,400	2,725

Energy	N.M.
Korea Electric Power Corporation		7.750%	4/1/13	130	155

Foreign Governments	1.9%
Argentine Republic		0.000%	10/15/03	360	79	E,F
Quebec Province		6.125%	1/22/11	3,800	4,317
United Mexican States		8.375%	1/14/11	1,400	1,614
United Mexican States		11.500%	5/15/26	3,180	4,412

					10,422

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES		VALUE

Yankee Bonds—Continued

Insurance	0.1%
XL Capital plc		6.500%	1/15/12	$700		$767

Manufacturing (Diversified)	0.9%
Tyco International Group SA		1.790%	7/30/03	1,850		1,818	C
Tyco International Group SA		5.800%	8/1/06	3,030		2,894	B
Tyco International Group SA		7.000%	6/15/28	60		54
Tyco International Group SA		6.875%	1/15/29	120		110

						4,876

Oil and Gas	0.3%
Anderson Exploration Ltd.		6.750%	3/15/11	1,250		1,378

Special Purpose	2.1%
BP Canada Finance Company		3.625%	1/15/09	2,560		2,611
Diageo Capital Plc		3.375%	3/20/08	2,090		2,090
General Motors Nova Scotia Finance Company		6.850%	10/15/08	3,100		3,215
PDVSA Finance Ltd.		8.500%	11/16/12	2,740		2,083
PDVSA Finance Ltd. 1998-1		7.400%	8/15/16	290		197
Petrozuata Finance, Inc.		8.220%	4/1/17	1,590		1,097	A

						11,293

Telecommunications	1.2%
British Telecommunications plc		8.375%	12/15/10	4,130		5,016
Deutsche Telekom International Finance BV		8.500%	6/15/10	1,300		1,526

						6,542

Total Yankee Bonds (Identified Cost—$39,842)						41,829

Preferred Stocks	0.3%
Home Ownership Funding Corporation		13.331%		1	shs	360	A,L
Home Ownership Funding Corporation II		13.338%		2		1,081	A,L

Total Preferred Stocks (Identified Cost—$1,942)						1,441

Total Long-Term Securities (Identified Cost—$455,554)						468,778

Investment of Proceeds From Securities Lending	17.1%
State Street Navigator Securities Lending Prime Portfolio				92,149	shs	92,149

Total Investment of Proceeds From Securities Lending (Identified Cost—$92,149)						92,149

Short-Term Securities	14.4%

U.S. Government and Agency Obligations	0.6%
Fannie Mae		0.000%	10/22/03	$3,400		3,377	E,M

STATEMENT OF NET ASSETS—Continued

Western Asset Intermediate Portfolio—Continued

	% OF NET ASSETS	PAR/ SHARES	VALUE

Short-Term Securities—Continued

Repurchase Agreements	13.8%
Lehman Brothers, Inc. 1.32%, dated 3/31/03, to be repurchased at $29,379 on 4/1/03 (Collateral: $27,030 Freddie Mac bonds, 5.625%, due 3/15/11, value $29,966)		$29,378	$29,378
Merrill Lynch Government Securities, Inc. 1.33%, dated 3/31/03, to be repurchased at $45,002 on 4/1/03 (Collateral: $120,790 Resolution Funding Corp. principal-only security, due 1/15/21, value $45,900)		45,000	45,000

			74,378

Total Short-Term Securities (Identified Cost—$77,755)			77,755

Total Investments (Identified Cost—$625,458)	118.3%		638,682
Payable for Securities Purchased	(3.3)%		(17,565)
Obligation to Return Collateral for Securities Loaned	(17.1)%		(92,149)
Other Assets Less Liabilities	2.1%		10,906

Net assets consist of:
Accumulated paid-in capital applicable to 49,437 Institutional Class shares outstanding		$516,809
Under/(Over) distributed net investment income		(34)
Accumulated net realized gain/(loss) on investments, options, futures and swaps		11,567
Unrealized appreciation/(depreciation) of investments, options, futures and swaps		11,532

Net assets	100.0%		$539,874

Net asset value per share:
Institutional Class			$10.92

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)

Futures Contracts PurchasedN
U.S. Treasury Note Futures	June 2003	337	$(249)

Futures Contracts WrittenN
U.S. Treasury Note Futures	June 2003	288	$143

A	Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 6.2% of net assets.
B	All or a portion of these securities is on loan. See Note 4 to financial statements.
C	Indexed security - The rate of interest on this type of security is tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”), or the one-year Treasury Bill rate. The coupon rate is the rate as of March 31, 2003.
D	Convertible bond - Bond may be converted into common stock of the company.
E	Zero coupon bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
F	Bond is in default at March 31, 2003.
G	Stripped security - Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
H	The coupon rates shown on variable rate securities are the rates at March 31, 2003. These rates vary with the weighted average coupon of the underlying loans.
I	Treasury Inflation-Protected Security - Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index (“CPI”). Interest is calculated on the basis of the current adjusted principal value.
J	When-issued security - Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
K	Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
L	Stepped coupon security - A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
M	Collateral to cover futures contracts.
N	Options and futures are described in more detail in the notes to financial statements.

N.M.—Not meaningful.

See notes to financial statements.

STATEMENT OF NET ASSETS

March 31, 2003

(Amounts in Thousands)

Western Asset Core Portfolio

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Long-Term Securities	93.9%

Corporate Bonds and Notes	26.5%

Aerospace/Defense	0.3%
Lockheed Martin Corporation		8.500%	12/1/29	$870	$1,139
Systems 2001 Asset Trust		6.664%	9/15/13	3,583	3,932	A

					5,071

Automotive	0.2%
Ford Motor Company		7.450%	7/16/31	2,250	1,722
Ford Motor Company		7.400%	11/1/46	730	546	B

					2,268

Banking and Finance	2.8%
Abbey National Capital Trust I		8.963%	12/29/49	1,350	1,694	B
Bank One Capital III		8.750%	9/1/30	4,000	5,253
Beneficial Corporation		6.750%	7/20/04	200	210
Boeing Capital Corporation		7.375%	9/27/10	3,240	3,579	B
Ford Motor Credit Company		6.875%	2/1/06	790	776
Ford Motor Credit Company		5.800%	1/12/09	1,110	993
Ford Motor Credit Company		7.375%	10/28/09	4,580	4,330
Ford Motor Credit Company		7.875%	6/15/10	1,630	1,559
Ford Motor Credit Company		7.375%	2/1/11	1,825	1,701
Ford Motor Credit Company		7.250%	10/25/11	7,180	6,589	B
General Motors Acceptance Corporation		7.625%	6/15/04	100	105	B
General Motors Acceptance Corporation		7.250%	3/2/11	2,220	2,245
General Motors Acceptance Corporation		0.000%	6/15/15	14,900	5,529	C
Household Finance Corporation		7.875%	3/1/07	2,800	3,222
Household Finance Corporation		8.000%	7/15/10	690	816
Household Finance Corporation		7.000%	5/15/12	700	798
Household Finance Corporation		6.375%	11/27/12	440	482
U.S. Bancorp		3.125%	3/15/08	1,300	1,284	B

					41,165

Banks	1.2%
Bank of America Corporation		5.250%	2/1/07	3,200	3,467	B
Bank of America Corporation		7.400%	1/15/11	1,500	1,787
Bank One Corporation		7.875%	8/1/10	4,500	5,452
Bank One Corporation		5.900%	11/15/11	2,000	2,190
Dresdner Funding Trust I		8.151%	6/30/31	1,296	1,253	A
Firstar Bank NA		7.125%	12/1/09	450	533
UBS Preferred Funding Trust I		8.622%	10/29/49	1,850	2,261	B,D
Wells Fargo Bank NA, San Francisco		6.450%	2/1/11	510	584

					17,527

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Cable	0.3%
Comcast Corporation		6.500%	1/15/15	$800	$842
Continental Cablevision, Inc.		9.000%	9/1/08	2,200	2,601
TCI Communications, Inc.		6.375%	5/1/03	1,430	1,435

					4,878

Computer Services and Systems	0.1%
Electronic Data Systems Corporation		7.450%	10/15/29	990	970
International Business Machines Corporation		5.250%	12/1/03	100	103	B

					1,073

Consumer Products	0.1%
Unilever Capital Corporation		7.125%	11/1/10	1,730	2,046

Diversified Financial Services	2.3%
CIT Group Inc.		5.750%	9/25/07	2,390	2,464
Citigroup Inc.		6.000%	2/21/12	6,140	6,833
Citigroup Inc.		5.625%	8/27/12	1,930	2,069
Citigroup Inc.		6.625%	6/15/32	4,170	4,576	B
General Electric Capital Corporation		6.810%	11/3/03	200	206
General Electric Capital Corporation		6.000%	6/15/12	2,310	2,519
General Electric Capital Corporation		6.750%	3/15/32	10,740	12,097
SB Treasury Company LLC		9.400%	12/29/49	2,930	3,064	A,D
Wells Fargo & Company		5.000%	11/15/14	180	185

					34,013

Diversified Services	0.6%
Loews Corporation		7.625%	6/1/23	5,459	5,586
Loews Corporation		7.000%	10/15/23	3,000	3,018

					8,604

Electric	0.5%
Mirant Americas Generation LLC		9.125%	5/1/31	820	390	B
Northern States Power Company		6.875%	8/1/09	250	277
Oncor Electric Delivery Company		6.375%	1/15/15	1,770	1,948	A
Oncor Electric Delivery Company		7.000%	9/1/22	1,800	1,900
System Energy Resources, Inc.		7.430%	1/15/11	2,081	2,199
The Detroit Edison Company		6.125%	10/1/10	920	1,021

					7,735

Energy	0.8%
Dominion Resources, Inc.		4.125%	2/15/08	950	960
Dominion Resources, Inc.		5.125%	12/15/09	50	52
Dominion Resources, Inc.		5.700%	9/17/12	1,520	1,593
Duke Energy Corporation		5.625%	11/30/12	620	631
FirstEnergy Corp.		6.450%	11/15/11	2,070	2,189
FirstEnergy Corp.		7.375%	11/15/31	1,060	1,110

STATEMENT OF NET ASSETS—Continued

Western Asset Core Portfolio—Continued

	% OF NET ASSETS		RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Energy—Continued
Progress Energy, Inc.			7.100%	3/1/11	$3,170	$3,567
TXU Corp.			6.375%	6/15/06	2,000	2,060	B

						12,162

Environmental Services	2.2%
Waste Management, Inc.			6.375%	12/1/03	2,547	2,598
Waste Management, Inc.			7.000%	10/1/04	290	306
Waste Management, Inc.			7.125%	10/1/07	1,330	1,476
Waste Management, Inc.			6.875%	5/15/09	2,000	2,224
Waste Management, Inc.			7.375%	8/1/10	9,999	11,291
Waste Management, Inc.			7.125%	12/15/17	6,000	6,640
Waste Management, Inc.			7.000%	7/15/28	2,130	2,210
Waste Management, Inc.			7.375%	5/15/29	1,220	1,322
Waste Management, Inc.			7.750%	5/15/32	4,000	4,557

						32,624

Food, Beverage and Tobacco	0.8%
Altria Group, Inc.			7.750%	1/15/27	3,000	2,969
Nabisco Incorporated			6.375%	2/1/05	4,250	4,564
R.J. Reynolds Tobacco Holdings, Inc.			7.875%	5/15/09	3,240	3,405
Sara Lee Corporation			5.950%	1/20/05	200	214

						11,152

Gas and Pipeline Utilities	1.9%
CMS Panhandle Holding Company			6.125%	3/15/04	1,700	1,709
Dynegy Holdings Inc.			8.750%	2/15/12	11,700	8,190	B
Southern Natural Gas Company			8.000%	3/1/32	7,390	7,094
Tennessee Gas Pipeline Company			8.375%	6/15/32	1,110	1,038
The Williams Companies, Inc.			8.125%	3/15/12	3,730	3,264	A
The Williams Companies, Inc.			7.500%	1/15/31	5,000	3,875
The Williams Companies, Inc.			8.750%	3/15/32	3,240	2,721	A

						27,891

Health Care	0.3%
Tenet Healthcare Corporation			7.375%	2/1/13	3,962	3,982

Insurance	N.M	.
Ace Capital Trust II			9.700%	4/1/30	330	389

Investment Banking/Brokerage	1.1%
Credit Suisse First Boston USA			4.625%	1/15/08	1,650	1,703
J.P. Morgan & Co. Incorporated			5.385%	2/15/12	2,000	2,070	E
J.P. Morgan Chase & Co.			6.625%	3/15/12	2,555	2,825
J.P. Morgan Chase & Co.			5.750%	1/2/13	3,270	3,426
Lehman Brothers Holdings Inc.			1.780%	7/6/04	5,000	5,013	E
Morgan Stanley			7.750%	6/15/05	450	502
Salomon Smith Barney Holdings Inc.			6.625%	11/15/03	200	207	B

						15,746

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Investment Management	1.0%
Dryden Investor Trust		7.157%	7/23/08	$13,606	$14,578	A

Media	2.4%
AOL Time Warner Inc.		6.875%	5/1/12	4,000	4,261
AOL Time Warner Inc.		7.625%	4/15/31	5,420	5,752
AOL Time Warner Inc.		7.700%	5/1/32	8,160	8,739
Liberty Media Corporation		4.000%	11/15/29	2,550	1,450	F
Liberty Media Corporation		3.750%	2/15/30	2,440	1,333	F
News America Incorporated		7.625%	11/30/28	2,300	2,534	B
News America Incorporated		6.750%	1/9/38	4,250	4,677
Time Warner Inc.		6.850%	1/15/26	2,000	1,935
Time Warner Inc.		6.950%	1/15/28	2,500	2,446
Turner Broadcasting System, Inc.		7.400%	2/1/04	1,000	1,028
Viacom Inc.		5.625%	8/15/12	1,750	1,878	B

					36,033

Oil and Gas	2.0%
Anadarko Finance Company		6.750%	5/1/11	2,660	3,025
Apache Corporation		6.250%	4/15/12	1,320	1,495	B
Conoco Inc.		6.950%	4/15/29	5,240	5,937
ConocoPhillips		4.750%	10/15/12	800	809
El Paso Corporation		0.000%	2/28/21	10,660	3,944	C,F
El Paso Corporation		7.800%	8/1/31	160	115
El Paso Corporation		7.750%	1/15/32	9,610	6,871	B
El Paso Natural Gas Company		8.375%	6/15/32	3,610	3,303	A
Sonat Inc.		7.625%	7/15/11	5,000	3,950	B

					29,449

Paper and Forest Products	0.3%
MeadWestvaco Corporation		6.850%	4/1/12	2,080	2,332	B
Weyerhaeuser Company		6.750%	3/15/12	970	1,064
Weyerhaeuser Company		7.375%	3/15/32	1,050	1,147

					4,543

Pharmaceuticals	0.8%
Abbott Laboratories		5.125%	7/1/04	200	209
Bristol-Myers Squibb Company		5.750%	10/1/11	5,130	5,504
Merck & Co., Inc.		6.750%	9/19/05	1,000	1,109
Merck & Co., Inc.		6.400%	3/1/28	1,000	1,122	B
Merck & Co., Inc.		5.950%	12/1/28	4,400	4,676	B

					12,620

Real Estate	N.M.
Socgen Real Estate Co. LLC		7.640%	12/29/49	500	558	A

STATEMENT OF NET ASSETS—Continued

Western Asset Core Portfolio—Continued

	% OF NET ASSETS		RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Retail	N.M	.
Wal-Mart Stores, Inc.			5.450%	8/1/06	$150	$164

Special Purpose	2.6%
Conoco Funding Company			6.350%	10/15/11	1,370	1,549
Conoco Funding Company			7.250%	10/15/31	730	859
DaimlerChrysler NA Holding Corp.			4.750%	1/15/08	2,700	2,738
Devon Financing Corporation ULC			6.875%	9/30/11	660	751
Qwest Capital Funding, Inc.			7.250%	2/15/11	1,080	821
Qwest Capital Funding, Inc.			7.750%	2/15/31	790	553
Sprint Capital Corporation			7.625%	1/30/11	40	41
Sprint Capital Corporation			8.375%	3/15/12	16,995	18,100
Texaco Capital Inc.			5.500%	1/15/09	1,000	1,097	B
Texaco Capital Inc.			8.000%	8/1/32	2,000	2,639
Verizon Global Funding Corp.			5.750%	4/1/03	1,300	1,300	A,F
Verizon Global Funding Corp.			5.750%	4/1/03	2,940	2,940	F
Verizon Global Funding Corp.			7.250%	12/1/10	1,720	1,999
Verizon Global Funding Corp.			7.375%	9/1/12	310	366	B
Verizon Global Funding Corp.			0.000%	5/15/21	3,500	2,052	C,F

						37,805

Telecommunications	0.6%
AT&T Corp.			7.800%	11/15/11	2,000	2,153
AT&T Corp.			8.500%	11/15/31	1,280	1,376
Cox Communications, Inc.			7.875%	8/15/09	640	756
GTE Hawaiian Telephone Company, Inc.			7.375%	9/1/06	700	789
SBC Communications Inc.			5.875%	8/15/12	810	884
WorldCom, Inc.—WorldCom Group			6.500%	5/15/04	5,000	1,338	G
WorldCom, Inc.—WorldCom Group			8.250%	5/15/10	2,010	538	B,G
WorldCom, Inc.—WorldCom Group			7.500%	5/15/11	1,620	433	B,G
WorldCom, Inc.—WorldCom Group			8.250%	5/15/31	940	251	G

						8,518

Transportation	1.3%
American Airlines, Inc.			7.858%	10/1/11	190	167
Consolidated Rail Corporation			7.875%	5/15/43	520	610
Delta Air Lines, Inc.			6.619%	3/18/11	809	757
Delta Air Lines, Inc.			7.111%	3/18/13	2,000	1,863
Delta Air Lines, Inc.			6.718%	7/2/24	4,810	5,066
Southwest Airlines Co.			5.496%	11/1/06	9,000	9,690
United Airlines, Inc.			7.783%	1/1/14	2,539	1,750

						19,903

Total Corporate Bonds and Notes (Identified Cost—$384,523)						392,497

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Asset-Backed Securities	6.4%

Fixed Rate Securities	2.3%
Advanta Mortgage Loan Trust 1999-3		7.590%	6/25/14	$547	$600
Chevy Chase 1997-A		7.650%	12/20/07	756	756
Chevy Chase Spread Account Trust 1998-A		6.850%	10/20/06	2,272	2,074	A
Conseco Finance Home Loan Trust 2000-E		7.570%	5/15/22	1,932	2,016
Conseco Finance Securitizations Corp. 2000-4		7.730%	5/1/32	2,700	2,826
Conseco Finance Securitizations Corp. 2000-5		7.960%	2/1/32	4,700	4,466
Green Tree Financial Corporation 1996-5		8.100%	7/15/27	1,015	239
Green Tree Home Improvement Loan Trust 1997-D		7.450%	9/15/28	1,700	1,770
Green Tree Home Improvement Loan Trust 1998-F		7.430%	10/15/20	4,210	4,479
Green Tree Recreational, Equipment and Consumer Trust 1998-A		6.710%	5/15/29	953	1,005
Greenpoint Manufactured Housing 1999-5		7.080%	2/15/18	1,623	1,627
Irwin Home Equity Loan Trust 2001-1		7.100%	9/25/31	11,700	12,648

					34,506

Indexed SecuritiesE	3.9%
Ace Securities Corp. 2001-AQ1		1.565%	4/25/31	586	585
Alpine Partners, L.P. 2000-1A		1.839%	10/8/09	6,573	6,524	A
Amortizing Residential Collateral Trust 2002-BC1M		1.585%	1/1/32	2,673	2,672
Asset Backed Funding Certificates 2002-SB1		1.735%	4/25/18	7,595	7,607
Bayview Financial Acquisition Trust 2000-C		1.695%	7/25/30	4,080	3,810	A
CDC Mortgage Capital Trust 2002-HE1		1.615%	1/25/33	8,764	8,774
Centex Home Equity 2000-C		1.545%	10/25/30	468	468
Centex Home Equity 2002-D		1.745%	12/25/32	9,884	9,904
Chase Funding Loan Acquisition Trust 2001-AD1		1.535%	12/25/15	151	151
Chase Funding Mortgage Loan Asset-Backed Certificates 2000-2		1.585%	5/25/30	161	161
CIT Group Home Equity Loan Trust 2002-1		1.595%	3/25/33	6,408	6,407
Conseco Finance 2002-B		1.510%	5/15/33	2,007	2,007
Countrywide Asset-Backed Certificates 2001-BC2		1.555%	7/25/31	893	891
Countrywide Asset-Backed Certificates 2002-S1		1.455%	11/25/16	1,896	1,896
Long Beach Mortgage Loan Trust 2000-1		1.560%	1/21/31	3,632	3,629
Morgan Stanley Dean Witter Capital I 2001-XLF		1.838%	10/7/13	288	288	A
Residential Asset Mortgage Products, Inc. 2000-RS3		1.595%	9/25/30	161	161
SLM Student Loan Trust 1998-2		1.854%	4/25/07	15	15
Xerox Equipment Lease Owner Trust 2001-1		3.280%	2/15/08	950	953	A

					56,903

STATEMENT OF NET ASSETS—Continued

Western Asset Core Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Asset-Backed Securities—Continued

Stripped Securities	0.2%
Bayview Financial Acquisition Trust 2002-AA		7.150%	7/25/04	$3,559	$203	A,H1
Bayview Financial Acquisition Trust 2002-FA		14.000%	6/25/05	320	53	A,H1
Diversified REIT Trust 1999-1A		0.542%	3/18/11	98,781	2,269	H1

					2,525

Total Asset-Backed Securities (Identified Cost—$93,145)					93,934

Mortgage-Backed Securities	5.4%

Fixed Rate Securities	3.6%
Asset Securitization Corporation 1996-D2		6.920%	2/14/29	6,180	6,630
CAPCO America Securitization Corporation 1998-D7		6.260%	10/15/30	3,000	3,359
Commercial Mortgage Acceptance Corporation 1997-ML1		6.570%	12/15/30	1,000	1,106
Commercial Mortgage Asset Trust 1999-C1		6.640%	1/17/32	600	686
Criimi Mae Commercial Mortgage Trust 1998-C1		7.000%	6/2/33	7,838	8,612	A
Deutsche Mortgage and Asset Receiving Corporation 1998-C1		6.538%	6/15/31	17,000	18,704
GS Mortgage Securities Corporation II 2001-L1BA		6.213%	2/10/16	1,013	1,089	A
LB-UBS Commercial Mortgage Trust 2000-C3		7.950%	1/15/10	3,300	3,993
Merrill Lynch Mortgage Investors, Inc. 1996-C2		6.960%	11/21/28	1,358	1,492
Nomura Asset Securities Corporation 1996-MD5		7.120%	4/13/39	4,500	5,017
Nomura Asset Securities Corporation 1996-MD5A		7.070%	4/13/39	1,857	1,957

					52,645

Indexed SecuritiesE	1.7%
CS First Boston Mortgage Securities Corporation 2001-TFLA		1.730%	12/15/11	2,456	2,453	A
Impac CMB Trust 2001-1		1.585%	7/25/31	4,550	4,547
J.P. Morgan Chase Commercial Mortgage Securities Corp. 2001-FL1A		1.540%	7/13/13	4,724	4,724	A
J.P. Morgan Commercial Mortgage Finance Corporation 2000-FL1		1.560%	4/15/10	328	328	A
Medallion Trust 2000-1G		1.610%	7/12/31	516	516
Medallion Trust 2000-2G		1.479%	12/18/31	3,662	3,661
Medallion Trust 2003-1G		1.476%	12/21/33	7,980	7,945
Salomon Brothers Mortgage Securities VII, Inc. 1999-NC5		1.795%	1/25/30	314	314
Washington Mutual 2000-1		1.595%	6/25/24	72	71

					24,559

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Mortgage-Backed Securities—Continued

Stripped Securities	0.1%
FFCA Secured Lending Corporation 1999-1A		1.746%	9/18/25	$13,908	$681	A,H1
LB-UBS Commercial Mortgage Trust 2001-C3		0.987%	6/15/36	19,725	1,132	A,H1
Structured Mortgage Asset Residential Trust 1991-3		2,500.000%	8/25/22	0.01	.0007	H1
Structured Mortgage Asset Residential Trust 1991-8		0.193%	1/25/23	997	1	H1

					1,814

Total Mortgage-Backed Securities (Identified Cost—$75,506)					79,018

U.S. Government and Agency Obligations	14.4%

Fixed Rate Securities	5.1%
Fannie Mae		5.375%	11/15/11	840	916	B
Fannie Mae		7.250%	5/15/30	3,580	4,532
Federal Home Loan Bank		7.250%	2/15/07	100	117
Federal Home Loan Bank		5.750%	8/15/11	4,460	4,969
Tennessee Valley Authority		6.750%	11/1/25	2,560	3,023
Tennessee Valley Authority		7.125%	5/1/30	2,450	3,057	B
United States Treasury Bonds		11.125%	8/15/03	530	550
United States Treasury Bonds		5.250%	11/15/28	41,000	42,736	B
United States Treasury Bonds		5.375%	2/15/31	9,830	10,633	B
United States Treasury Notes		3.875%	2/15/13	4,980	5,001	B

					75,534

Indexed Securities	6.9%
United States Treasury Inflation-Protected Security		3.625%	4/15/28	16,253	19,103	B,I
United States Treasury Inflation-Protected Security		3.875%	4/15/29	67,849	83,412	B,I
United States Treasury Inflation-Protected Security		3.375%	4/15/32	307	357	I

					102,872

Stripped Securities	2.4%
United States Treasury Bonds		0.000%	2/15/25	35,270	11,043	B,H2
United States Treasury Bonds		0.000%	8/15/27	1,630	446	H2
United States Treasury Bonds		0.000%	11/15/27	85,940	23,422	B,H2

					34,911

Total U.S. Government and Agency Obligations (Identified Cost—$200,543)					213,317

STATEMENT OF NET ASSETS—Continued

Western Asset Core Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

U.S. Government Agency Mortgage-Backed Securities	34.9%

Fixed Rate Securities	34.8%
Fannie Mae		7.000%	9/1/07 to 7/1/32	$54,350	$57,365
Fannie Mae		8.000%	5/1/15	85	92
Fannie Mae		7.500%	6/1/25 to 7/1/29	4,430	4,733
Fannie Mae		6.000%	1/1/26 to 2/1/32	4,436	4,610
Fannie Mae		6.500%	7/1/28 to 5/1/32	38,529	40,236
Fannie Mae		5.000%	4/1/18	78,540	80,651	J
Fannie Mae		5.500%	4/1/18	4,280	4,439	J
Fannie Mae		6.000%	4/1/18	6,100	6,378	J
Fannie Mae		7.000%	4/1/33	1,100	1,159	J
Freddie Mac		6.750%	5/1/04	3	3
Freddie Mac		7.500%	4/1/06	12	13
Freddie Mac		9.750%	7/1/08	69	75
Freddie Mac		5.500%	12/1/13 to 2/1/14	1,982	2,068
Freddie Mac		9.300%	4/15/19	431	439
Freddie Mac		7.000%	4/1/24 to 5/1/32	26,259	27,686
Freddie Mac		6.000%	2/1/29 to 5/1/29	1,005	1,044
Freddie Mac		6.500%	6/1/32	3,985	4,157
Government National Mortgage Association		10.250%	6/15/03	1	1
Government National Mortgage Association		10.000%	11/15/09	1	1
Government National Mortgage Association		8.000%	10/15/16 to 7/15/17	893	984
Government National Mortgage Association		7.500%	10/15/22 to 9/15/29	2,738	2,933
Government National Mortgage Association		7.000%	6/15/23 to 12/15/28	2,600	2,772
Government National Mortgage Association		6.500%	10/15/23 to 9/15/28	2,542	2,681
Government National Mortgage Association		6.000%	11/15/28 to 12/15/28	1,135	1,188
Government National Mortgage Association		5.500%	4/1/33	600	616	J
Government National Mortgage Association		6.000%	4/1/33	131,350	136,973	J
Government National Mortgage Association		6.500%	4/1/33	125,400	131,631	J
Government National Mortgage Association		7.000%	4/1/33	200	212	J
Government National Mortgage Association		7.500%	4/1/33	400	427	J

					515,567

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

U.S. Government Agency Mortgage-Backed Securities—Continued

Stripped Securities	0.1%
Fannie Mae		9.500%	2/1/17	$47	$11	H1
Fannie Mae		1,009.500%	2/25/20	0.03	1	H1
Fannie Mae		1,009.250%	8/25/21	2	43	H1
Fannie Mae		0.000%	5/25/22	432	384	H2
Financing Corporation		0.000%	4/5/19	1,150	480	H2
Freddie Mac		10.000%	3/1/21	404	98	H1
Freddie Mac		0.000%	7/15/22	63	60	H2

					1,077

Total U.S. Government Agency Mortgage- Backed Securities (Identified Cost—$510,100)					516,644

Yankee BondsK	5.9%

Banks	0.2%
Korea Development Bank		4.250%	11/13/07	860	850	B
Royal Bank of Scotland Group plc		8.817%	3/31/49	870	972

					1,822

Electric	0.5%
Hydro-Quebec		6.300%	5/11/11	800	915
Hydro-Quebec		8.050%	7/7/24	4,895	6,435

					7,350

Energy	0.3%
Korea Electric Power Corporation		7.750%	4/1/13	3,750	4,465

Foreign Governments	1.0%
Argentine Republic		0.000%	10/15/03	690	152	C,G
Quebec Province		5.500%	4/11/06	200	218	B
Quebec Province		7.125%	2/9/24	530	634
Quebec Province		7.500%	9/15/29	435	550
United Mexican States		8.375%	1/14/11	1,720	1,982
United Mexican States		11.500%	5/15/26	7,790	10,809	B

					14,345

Insurance	0.2%
Atlas Reinsurance PLC		3.765%	1/7/05	250	252	A,E
Korea Deposit Insurance Corp.		2.500%	12/11/05	3,160	3,409	F

					3,661

Manufacturing (Diversified)	2.2%
Tyco International Group SA		1.790%	7/30/03	2,140	2,103	E
Tyco International Group SA		5.875%	11/1/04	900	891
Tyco International Group SA		6.125%	1/15/09	200	188	B
Tyco International Group SA		6.750%	2/15/11	230	220

STATEMENT OF NET ASSETS—Continued

Western Asset Core Portfolio—Continued

	% OF NET ASSETS		RATE	MATURITY DATE	PAR/ SHARES		VALUE

Yankee Bonds—Continued

Manufacturing (Diversified)—Continued
Tyco International Group SA			6.375%	10/15/11	$1,230		$1,150	B
Tyco International Group SA			7.000%	6/15/28	920		837	B
Tyco International Group SA			6.875%	1/15/29	30,530		27,935	B

							33,324

Oil and Gas	0.3%
Anderson Exploration Ltd.			6.750%	3/15/11	690		761
Petroliam Nasional Berhad			7.625%	10/15/26	300		311	A
YPF Sociedad Anonima			7.750%	8/27/07	3,250		3,096

							4,168

Special Purpose	0.8%
CVRD Finance LTD.			2.026%	10/15/07	3,163		3,132	A,E
PDVSA Finance Ltd.			8.500%	11/16/12	2,050		1,558
PDVSA Finance Ltd. 1998-1			7.400%	8/15/16	230		156
Petronas Capital Ltd.			7.875%	5/22/22	1,340		1,435	A
Petrozuata Finance, Inc.			8.220%	4/1/17	6,390		4,409	A
Redwood Capital II Ltd.			4.290%	1/28/04	700		698	A,E

							11,388

Telecommunications	0.4%
British Telecommunications plc			8.375%	12/15/10	1,755		2,132
British Telecommunications plc			8.875%	12/15/30	880		1,129
Deutsche Telekom International Finance BV			9.250%	6/1/32	2,620		3,393

							6,654

Total Yankee Bonds (Identified Cost—$80,924)							87,177

Preferred Stocks	0.4%
Home Ownership Funding Corporation			13.331%		6	shs	3,346	A,D
Home Ownership Funding Corporation II			13.338%		5		3,002	A,D

Total Preferred Stocks (Identified Cost—$9,045)							6,348

Total Long-Term Securities (Identified Cost—$1,353,786)							1,388,935

Investment of Proceeds From Securities Lending	12.9%
State Street Navigator Securities Lending Prime Portfolio					190,109	shs	190,109

Total Investment of Proceeds From Securities Lending (Identified Cost—$190,109)							190,109

Short-Term Securities	28.9%

U.S. Government and Agency Obligations	1.0%
Fannie Mae			0.000%	10/22/03	$15,600		15,492	C,L

Options PurchasedM	N.M	.
Eurodollar Futures Put, June 2003, Strike Price $96.00					1,074	N	7

	% OF NET ASSETS	PAR/ SHARES		VALUE

Short-Term Securities—Continued
Eurodollar Futures Put, December 2003, Strike Price $95.50		$42	N	$0.2
U.S. Treasury Note Futures Call, April 2003, Strike Price $99.84		7,170,000	N	41
U.S. Treasury Note Futures Call, April 2003, Strike Price $99.86		7,140,000	N	64

				112

Repurchase Agreements	27.9%
Lehman Brothers, Inc. 1.32%, dated 3/31/03, to be repurchased at $112,682 on 4/1/03 (Collateral: $288,390 Resolution Funding Corp. principal-only securities, due 4/15/15 to 10/15/20, value $114,932)		112,678		112,678
Merrill Lynch Government Securities, Inc. 1.33%, dated 3/31/03, to be repurchased at $300,011 on 4/1/03 (Collateral: $63,000 Financing Corp. principal-only securities, due 10/6/17 to 2/8/18, value $29,119; $156,335 Resolution Funding Corp. principal-only securities, due 10/15/06 to 4/15/30, value $82,852; $50,000 Federal Home Loan Bank bonds, 6%, due 10/24/17, value $52,683; $141,240 Freddie Mac notes, 2.375%, due 4/15/06, value $143,156)		300,000		300,000

				412,678

Total Short-Term Securities (Identified Cost—$428,415)				428,282

Total Investments (Identified Cost—$1,972,310)	135.7%			2,007,326
Payable for Securities Purchased	(25.3%)			(373,991)
Obligation to Return Collateral for Securities Loaned	(12.9)%			(190,109)
Other Assets Less Liabilities	2.5%			36,325

Net assets consist of:
Accumulated paid-in capital applicable to:
121,025 Institutional Class shares outstanding		$1,347,924
6,836 Financial Intermediary Class shares outstanding		77,471
Under/(Over) distributed net investment income		755
Accumulated net realized gain/(loss) on investments, options, futures and swaps		19,854
Unrealized appreciation/(depreciation) of investments, options, futures and swaps		33,547

Net assets	100.0%			$1,479,551

Net asset value per share:
Institutional Class				$11.57

Financial Intermediary Class				$11.57

STATEMENT OF NET ASSETS—Continued

Western Asset Core Portfolio—Continued

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)

Futures Contracts PurchasedM
U.S. Treasury Note Futures	June 2003	1,297	$(294)

Futures Contracts WrittenM
Eurodollar Futures	December 2003	217	$(138)
Eurodollar Futures	March 2004	500	(227)
U.S. Treasury Bond Futures	June 2003	170	20
U.S. Treasury Note Futures	June 2003	243	(229)

			$(574)

Options WrittenM
Eurodollar Futures Call, Strike Price $98.00	December 2003	674	$(845)
Fannie Mae Futures Call, Strike Price $101.61	April 2003	15,790,000	22
Fannie Mae Futures Call, Strike Price $101.60	April 2003	15,790,000	2
U.S. Treasury Bond Futures Call, Strike Price $116.00	June 2003	100	(38)
U.S. Treasury Bond Futures Call, Strike Price $118.00	June 2003	220	165
U.S. Treasury Bond Futures Put, Strike Price $102.00	June 2003	88	111
U.S. Treasury Bond Futures Put, Strike Price $108.00	June 2003	482	237
U.S. Treasury Bond Futures Put, Strike Price $112.00	June 2003	301	(74)
U.S. Treasury Note Futures Call, Strike Price $115.00	June 2003	366	102
U.S. Treasury Note Futures Call, Strike Price $116.00	June 2003	1,001	(105)
U.S. Treasury Note Futures Call, Strike Price $118.00	June 2003	1,226	522
U.S. Treasury Note Futures Put, Strike Price $108.00	June 2003	1,031	765
U.S. Treasury Note Futures Put, Strike Price $109.50	June 2003	381	74
U.S. Treasury Note Futures Put, Strike Price $110.00	June 2003	512	217

			$1,155

A	Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 5.8% of net assets.
B	All or a portion of these securities is on loan. See Note 4 to the financial statements.
C	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
D	Stepped coupon security – A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
E	Indexed security – The rate of interest on this type of security is tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”), or the one-year Treasury Bill rate. The coupon rates are the rates as of March 31, 2003.
F	Convertible bond – Bond may be converted into common stock of the company.
G	Bond is in default at March 31, 2003.
H	Stripped security – Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
I	Treasury Inflation-Protected Security – Treasury security whose principal value is adjusted daily in accordance with changes in the Consumer Price Index (“CPI”). Interest is calculated on the basis of the current adjusted principal value.
J	When-issued security – Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
K	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
L	Collateral to cover futures contracts.
M	Options and futures are described in more detail in the notes to financial statements.
N	Represents actual number of contracts.

N.M.—Not meaningful.

See notes to financial statements.

STATEMENT OF NET ASSETS

March 31, 2003

(Amounts in Thousands)

Western Asset Core Plus Portfolio

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Long-Term Securities	93.0%

Corporate Bonds and Notes	24.2%

Aerospace/Defense	0.5%
Lockheed Martin Corporation		7.650%	5/1/16	$2,900	$3,580
Lockheed Martin Corporation		8.500%	12/1/29	760	995
Systems 2001 Asset Trust		6.664%	9/15/13	3,525	3,868	A
The Boeing Company		6.625%	2/15/38	1,510	1,483

					9,926

Auto Parts and Equipment	0.1%
American Axle & Manufacturing Inc.		9.750%	3/1/09	695	747
Cummins Inc.		6.450%	3/1/05	210	211
Cummins Inc.		9.500%	12/1/10	119	123	A
Cummins Inc.		7.125%	3/1/28	480	396
Lear Corporation		7.960%	5/15/05	137	143
Lear Corporation		8.110%	5/15/09	920	996

					2,616

Automotive	0.1%
Ford Motor Company		7.450%	7/16/31	3,040	2,327

Banking and Finance	2.0%
Bank One Capital III		8.750%	9/1/30	1,400	1,839
Boeing Capital Corporation		5.800%	1/15/13	1,990	1,979
Ford Motor Credit Company		5.750%	2/23/04	480	484
Ford Motor Credit Company		6.875%	2/1/06	790	776
Ford Motor Credit Company		5.800%	1/12/09	1,150	1,029
Ford Motor Credit Company		7.375%	10/28/09	390	369
Ford Motor Credit Company		7.875%	6/15/10	4,090	3,911
Ford Motor Credit Company		7.375%	2/1/11	3,375	3,145
Ford Motor Credit Company		7.250%	10/25/11	11,410	10,471
General Motors Acceptance Corporation		6.750%	1/15/06	3,730	3,883
General Motors Acceptance Corporation		7.250%	3/2/11	1,400	1,415
General Motors Acceptance Corporation		0.000%	12/1/12	2,090	974	B
Household Finance Corporation		7.200%	7/15/06	3,750	4,195
Household Finance Corporation		6.375%	8/1/10	1,000	1,081
Household Finance Corporation		7.000%	5/15/12	160	182
Household Finance Corporation		6.375%	11/27/12	510	559
U.S. Bancorp		3.125%	3/15/08	1,590	1,571

					37,863

STATEMENT OF NET ASSETS—Continued

Western Asset Core Plus Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Banks	1.0%
Bank of America Corporation		5.250%	2/1/07	$400	$433
Bank of America Corporation		7.400%	1/15/11	2,980	3,551
Bank of America Corporation		6.250%	4/15/12	3,520	3,948
Bank One Corporation		4.125%	9/1/07	2,780	2,886
Bank One Corporation		5.900%	11/15/11	2,000	2,190
Dresdner Funding Trust I		8.151%	6/30/31	165	159	A
Firstar Bank NA		7.125%	12/1/09	350	415
UBS Preferred Funding Trust I		8.622%	10/29/49	1,910	2,335	C
Wells Fargo Bank NA, San Francisco		6.450%	2/1/11	2,020	2,312

					18,229

Building Materials	0.1%
American Standard, Inc.		7.375%	4/15/05	647	678
American Standard, Inc.		7.375%	2/1/08	424	456
American Standard, Inc.		8.250%	6/1/09	108	118
American Standard, Inc.		7.625%	2/15/10	241	263
Nortek Holdings, Inc.		9.250%	3/15/07	313	322
Nortek Holdings, Inc.		8.875%	8/1/08	470	487

					2,324

Cable	0.3%
Comcast Cable Communications, Inc.		6.750%	1/30/11	680	733
Comcast Corporation		6.500%	1/15/15	1,940	2,042
Continental Cablevision, Inc.		9.000%	9/1/08	1,060	1,253
Cox Communications, Inc.		0.425%	4/19/20	230	110	D
CSC Holdings Inc.		7.875%	2/15/18	260	255
CSC Holdings Inc.		7.625%	7/15/18	45	44
EchoStar DBS Corporation		9.125%	1/15/09	584	638
EchoStar DBS Corporation		9.375%	2/1/09	583	621
TCI Communications, Inc.		6.375%	5/1/03	80	81

					5,777

Casino Resorts	0.2%
Harrah’s Operating Company, Inc.		7.875%	12/15/05	1,449	1,551
ITT Corporation		6.750%	11/15/05	80	81
MGM MIRAGE		9.750%	6/1/07	660	726
MGM MIRAGE		8.375%	2/1/11	542	580
Mirage Resorts, Incorporated		6.625%	2/1/05	28	29
Park Place Entertainment Corporation		7.875%	12/15/05	980	1,007
Park Place Entertainment Corporation		8.125%	5/15/11	100	103
Station Casinos, Inc.		9.875%	7/1/10	74	81

					4,158

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Chemicals	0.3%
E.I. du Pont de Nemours and Company		6.500%	1/15/28	$50	$56
FMC Corporation		10.250%	11/1/09	295	324	A
Georgia Gulf Corporation		10.375%	11/1/07	35	38
IMC Global Inc.		10.875%	6/1/08	585	638
IMC Global Inc.		11.250%	6/1/11	132	143
MacDermid, Incorporated		9.125%	7/15/11	1,067	1,174
The Dow Chemical Company		5.250%	5/14/04	2,100	2,161
The Dow Chemical Company		7.375%	11/1/29	1,030	1,069

					5,603

Coal	0.1%
Peabody Energy Corporation		8.875%	5/15/08	1,224	1,282
Peabody Energy Corporation		9.625%	5/15/08	180	189
Peabody Energy Corporation		6.875%	3/15/13	860	871	A

					2,342

Computer Services and Systems	0.2%
Electronic Data Systems Corporation		7.450%	10/15/29	2,060	2,019
Unisys Corporation		7.250%	1/15/05	554	574
Unisys Corporation		6.875%	3/15/10	86	87

					2,680

Containers and Packaging	0.1%
Ball Corporation		6.875%	12/15/12	938	967	A
Packaging Corp. of America		9.625%	4/1/09	550	595

					1,562

Diversified Financial Services	2.1%
Associates Corporation of North America		1.600%	5/8/03	600	600	E
CIT Group Inc.		5.750%	9/25/07	2,840	2,928
Citigroup Inc.		5.000%	3/6/07	4,000	4,297
Citigroup Inc.		6.000%	2/21/12	1,900	2,114
Citigroup Inc.		5.625%	8/27/12	600	643
Citigroup Inc.		6.625%	6/15/32	9,040	9,920
General Electric Capital Corporation		6.000%	6/15/12	2,450	2,672
General Electric Capital Corporation		6.750%	3/15/32	9,830	11,072
IBJ Preferred Capital Corp. LLC		8.790%	12/29/49	3,380	3,092	A,C
SB Treasury Company LLC		9.400%	12/29/49	360	376	A,C
Wells Fargo & Company		5.000%	11/15/14	730	749

					38,463

Diversified Services	0.8%
Loews Corporation		3.125%	9/15/07	12,000	11,010	D
Loews Corporation		7.625%	6/1/23	1,500	1,535
Loews Corporation		7.000%	10/15/23	3,150	3,168

					15,713

STATEMENT OF NET ASSETS—Continued

Western Asset Core Plus Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Electric	0.6%
Calpine Corporation		8.250%	8/15/05	$470	$310
Calpine Corporation		7.750%	4/15/09	38	21
Calpine Corporation		8.625%	8/15/10	180	100
Calpine Corporation		8.500%	2/15/11	2,708	1,517
General Electric Company		5.000%	2/1/13	920	941
Mirant Americas Generation LLC		9.125%	5/1/31	1,200	570
Niagara Mohawk Power Corporation		7.750%	10/1/08	500	591
Niagara Mohawk Power Corporation		8.500%	7/1/10	1,600	1,656	C
Oncor Electric Delivery Company		6.375%	1/15/15	660	727	A
Oncor Electric Delivery Company		7.000%	9/1/22	650	686
Orion Power Holdings, Inc.		12.000%	5/1/10	1,047	953
Pacific Gas and Electric Company		7.250%	8/1/26	1,000	973
Southern California Edison Company		8.000%	2/15/07	563	602	A
System Energy Resources, Inc.		7.430%	1/15/11	92	97
The AES Corporation		10.000%	12/12/05	946	960	A
The AES Corporation		9.500%	6/1/09	1,096	940
The AES Corporation		9.375%	9/15/10	244	205

					11,849

Electronics	0.1%
L-3 Communications Corp.		7.625%	6/15/12	845	896

Energy	0.5%
Dominion Resources, Inc.		4.125%	2/15/08	460	465
Dominion Resources, Inc.		5.125%	12/15/09	1,240	1,282
Dominion Resources, Inc.		5.700%	9/17/12	1,340	1,405
FirstEnergy Corp.		6.450%	11/15/11	2,090	2,209
FirstEnergy Corp.		7.375%	11/15/31	970	1,016
TXU Corp.		6.375%	6/15/06	2,540	2,616

					8,993

Environmental Services	1.6%
Allied Waste North America Incorporated		8.875%	4/1/08	1,337	1,416
Allied Waste North America Incorporated		8.500%	12/1/08	375	394
Safety-Kleen Corp.		9.250%	5/15/09	85	3	F
Waste Management, Inc.		6.375%	12/1/03	1,030	1,050
Waste Management, Inc.		7.000%	10/1/04	120	127
Waste Management, Inc.		7.000%	10/15/06	2,545	2,808
Waste Management, Inc.		7.125%	10/1/07	1,060	1,177
Waste Management, Inc.		6.875%	5/15/09	8,000	8,897
Waste Management, Inc.		7.375%	8/1/10	6,985	7,887
Waste Management, Inc.		7.125%	12/15/17	500	553
Waste Management, Inc.		7.000%	7/15/28	4,040	4,191
Waste Management, Inc.		7.375%	5/15/29	80	87
Waste Management, Inc.		7.750%	5/15/32	1,000	1,139

					29,729

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Food, Beverage and Tobacco	1.0%
Altria Group, Inc.		7.750%	1/15/27	$6,250	$6,186
Bestfoods		5.600%	10/15/97	900	814
Constellation Brands, Inc.		8.000%	2/15/08	626	660
Constellation Brands, Inc.		8.500%	3/1/09	301	318
Nabisco Incorporated		7.550%	6/15/15	3,460	4,215
R.J. Reynolds Tobacco Holdings, Inc.		7.750%	5/15/06	1,080	1,136
R.J. Reynolds Tobacco Holdings, Inc.		6.500%	6/1/07	590	593
R.J. Reynolds Tobacco Holdings, Inc.		7.875%	5/15/09	730	767
R.J. Reynolds Tobacco Holdings, Inc.		7.250%	6/1/12	3,000	2,986
Smithfield Foods, Inc.		8.000%	10/15/09	385	393

					18,068

Gaming	0.1%
Horseshoe Gaming Holding Corp.		8.625%	5/15/09	90	95
International Game Technology		8.375%	5/15/09	404	482
Mohegan Tribal Gaming Authority		8.125%	1/1/06	100	105
Mohegan Tribal Gaming Authority		8.750%	1/1/09	251	264
Mohegan Tribal Gaming Authority		8.375%	7/1/11	380	397

					1,343

Gas and Pipeline Utilities	1.5%
CMS Panhandle Holding Company		7.000%	7/15/29	300	287
Dynegy Holdings Inc.		8.750%	2/15/12	6,640	4,648
Southern Natural Gas Company		8.000%	3/1/32	11,940	11,462
The Williams Companies, Inc.		7.500%	1/15/31	2,730	2,116
The Williams Companies, Inc.		7.750%	6/15/31	530	411
The Williams Companies, Inc.		8.750%	3/15/32	11,630	9,769	A

					28,693

Health Care	0.3%
Coventry Health Care, Inc.		8.125%	2/15/12	283	302
Tenet Healthcare Corporation		7.375%	2/1/13	4,669	4,692

					4,994

Homebuilding	0.1%
Beazer Homes USA, Inc.		8.375%	4/15/12	372	390
Lennar Corporation		9.950%	5/1/10	232	269
Pulte Homes, Inc.		7.875%	8/1/11	182	208
Schuler Homes, Inc.		9.375%	7/15/09	239	257
The Ryland Group, Inc.		8.000%	8/15/06	239	251
The Ryland Group, Inc.		8.250%	4/1/08	100	102
The Ryland Group, Inc.		9.750%	9/1/10	64	72

					1,549

Insurance	0.1%
Ace Capital Trust II		9.700%	4/1/30	190	224
Willis Corroon Corporation		9.000%	2/1/09	700	747

					971

STATEMENT OF NET ASSETS—Continued

Western Asset Core Plus Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Investment Banking/Brokerage	1.3%
Credit Suisse First Boston USA		4.625%	1/15/08	$2,670	$2,755
J.P. Morgan Capital Trust II		7.950%	2/1/27	20	22
J.P. Morgan Chase & Co.		6.625%	3/15/12	4,510	4,988
J.P. Morgan Chase & Co.		5.750%	1/2/13	4,410	4,620
Lehman Brothers Holdings Inc.		6.125%	7/15/03	480	487
Lehman Brothers Holdings Inc.		1.829%	10/2/03	2,000	2,003	E
Lehman Brothers Holdings Inc.		6.625%	4/1/04	340	357
Lehman Brothers Holdings Inc.		4.000%	1/22/08	1,740	1,776
Lehman Brothers Holdings Inc.		7.000%	2/1/08	160	184
Morgan Stanley		6.600%	4/1/12	2,050	2,289
Morgan Stanley		5.300%	3/1/13	1,450	1,477
The Goldman Sachs Group, Inc.		6.600%	1/15/12	2,720	3,038

					23,996

Investment Management	0.1%
Dryden Investor Trust		7.157%	7/23/08	1,789	1,917	A

Lodging/Hotels	N.M.
Extended Stay America, Inc.		9.875%	6/15/11	150	147
Host Marriott Corporation		7.875%	8/1/08	520	489
Host Marriott Corporation		8.450%	12/1/08	88	85

					721

Machinery	N.M.
AGCO Corporation		9.500%	5/1/08	125	135
Grant Prideco, Inc.		9.000%	12/15/09	114	122	A
Terex Corporation		8.875%	4/1/08	263	258
Terex Corporation		10.375%	4/1/11	185	192

					707

Media	1.9%
AMFM Inc.		8.000%	11/1/08	710	802
AOL Time Warner Inc.		6.875%	5/1/12	5,470	5,827
AOL Time Warner Inc.		7.625%	4/15/31	440	467
AOL Time Warner Inc.		7.700%	5/1/32	15,640	16,750
Emmis Communications Corporation		8.125%	3/15/09	101	105
Lamar Media Corporation		7.250%	1/1/13	319	331	A
Liberty Media Corporation		3.750%	2/15/30	1,290	705	D
News America Holdings Incorporated		7.750%	1/20/24	1,840	2,048
News America Holdings Incorporated		7.750%	2/1/24	60	67
News America Holdings Incorporated		8.150%	10/17/36	100	116
News America Holdings Incorporated		8.250%	10/17/96	1,100	1,162
News America Incorporated		7.300%	4/30/28	70	74
News America Incorporated		7.280%	6/30/28	875	928

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Media—Continued
News America Incorporated		7.625%	11/30/28	$2,965	$3,267
News America Incorporated		6.750%	1/9/38	200	220
Viacom Inc.		5.625%	8/15/12	2,050	2,200

					35,069

Medical Care Facilities	0.2%
HCA Inc.		6.870%	9/15/03	150	152
HCA Inc.		6.910%	6/15/05	342	362
HCA Inc.		7.125%	6/1/06	540	579
HCA Inc.		7.250%	5/20/08	314	346
HCA Inc.		8.750%	9/1/10	366	430
HCA Inc.		6.300%	10/1/12	3	3
Manor Care, Inc.		7.500%	6/15/06	867	898
Manor Care, Inc.		8.000%	3/1/08	153	161

					2,931

Medical Products	0.1%
Fresenius Medical Care Capital Trust II		7.875%	2/1/08	3	287	G
Fresenius Medical Care Capital Trust IV		7.875%	6/15/11	500	508

					795

Oil and Gas	1.6%
Anadarko Finance Company		6.750%	5/1/11	1,520	1,729
Apache Corporation		6.250%	4/15/12	1,320	1,495
Chesapeake Energy Corporation		8.125%	4/1/11	156	164
Chesapeake Energy Corporation		7.500%	9/15/13	392	401	A
Conoco Inc.		6.950%	4/15/29	1,090	1,235
ConocoPhillips		8.750%	5/25/10	3,100	3,884
ConocoPhillips		4.750%	10/15/12	1,170	1,183
ConocoPhillips		5.900%	10/15/32	10	10
El Paso Corporation		0.000%	2/28/21	6,770	2,505	B,D
El Paso Corporation		7.750%	1/15/32	13,280	9,495
El Paso Natural Gas Company		8.375%	6/15/32	1,310	1,198	A
Forest Oil Corporation		8.000%	12/15/11	200	208
Forest Oil Corporation		7.750%	5/1/14	350	352
Ocean Energy, Inc.		8.375%	7/1/08	705	742
Parker & Parsley Petroleum Company		8.875%	4/15/05	232	247
Parker & Parsley Petroleum Company		8.250%	8/15/07	330	367
Pioneer Natural Resources Company		9.625%	4/1/10	421	502
Pioneer Natural Resources Company		7.500%	4/15/12	94	104
Sonat Inc.		7.625%	7/15/11	3,000	2,370
Vintage Petroleum, Inc.		7.875%	5/15/11	340	343
Vintage Petroleum, Inc.		8.250%	5/1/12	441	469
Westport Resources Corporation		8.250%	11/1/11	83	89
Westport Resources Corporation		8.250%	11/1/11	123	131	A

STATEMENT OF NET ASSETS—Continued

Western Asset Core Plus Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Oil and Gas—Continued
XTO Energy, Inc.		8.750%	11/1/09	$323	$338
XTO Energy, Inc.		7.500%	4/15/12	259	278

					29,839

Paper and Forest Products	0.5%
Georgia-Pacific Corp.		8.875%	2/1/10	245	254	A
Georgia-Pacific Corp.		9.500%	12/1/11	621	615
Georgia-Pacific Corp.		9.375%	2/1/13	280	295	A
Georgia-Pacific Corp.		8.875%	5/15/31	57	49
MeadWestvaco Corporation		6.850%	4/1/12	2,190	2,455
Weyerhaeuser Company		6.750%	3/15/12	1,910	2,094
Weyerhaeuser Company		7.375%	3/15/32	3,650	3,988

					9,750

Pharmaceuticals	0.3%
AmerisourceBergen Corporation		8.125%	9/1/08	636	687
Bristol-Myers Squibb Company		5.750%	10/1/11	4,290	4,603
Omnicare, Inc.		8.125%	3/15/11	590	634

					5,924

Real Estate	N.M.
Ventas Realty, Limited Partnership		8.750%	5/1/09	470	496
Ventas Realty, Limited Partnership		9.000%	5/1/12	70	75

					571

Restaurants	N.M.
Yum! Brands, Inc.		7.450%	5/15/05	315	337
Yum! Brands, Inc.		8.500%	4/15/06	165	180

					517

Retail	0.1%
American Greetings Corporation		6.100%	8/1/28	596	572
J.C. Penney Company, Inc.		8.000%	3/1/10	188	195
J.C. Penney Company, Inc.		7.400%	4/1/37	748	763
The Gap, Inc.		6.900%	9/15/07	612	632

					2,162

Special Purpose	3.0%
Air 2 US Series A		8.027%	10/1/19	298	151	A
Conoco Funding Company		6.350%	10/15/11	2,010	2,273
Conoco Funding Company		7.250%	10/15/31	1,670	1,966
DaimlerChrysler NA Holding Corp.		4.750%	1/15/08	100	101
DaimlerChrysler NA Holding Corp.		7.300%	1/15/12	2,690	3,004
Devon Financing Corporation ULC		6.875%	9/30/11	2,630	2,993
JP Morgan Hydi BB		7.550%	11/15/07	5,000	5,156	A,I
Moore North America Finance		7.875%	1/15/11	159	165	A
Sprint Capital Corporation		7.625%	1/30/11	190	195

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Special Purpose—Continued
Sprint Capital Corporation		8.375%	3/15/12	$16,610	$17,689
TCI Communications Financing III		9.650%	3/31/27	1,480	1,607
Texaco Capital Inc.		5.500%	1/15/09	1,600	1,756
Texaco Capital Inc.		8.000%	8/1/32	1,250	1,649
Unilever Capital Corporation		7.125%	11/1/10	1,450	1,715
Verizon Global Funding Corp.		5.750%	4/1/03	4,150	4,150	A,D
Verizon Global Funding Corp.		5.750%	4/1/03	2,210	2,210	D
Verizon Global Funding Corp.		7.375%	9/1/12	3,500	4,134
Verizon Global Funding Corp.		0.000%	5/15/21	3,740	2,193	B,D
Zurich Capital Trust I		8.376%	6/1/37	2,550	2,275	A

					55,382

Steel (Producers)	0.1%
AK Steel Corporation		7.875%	2/15/09	936	861
AK Steel Corporation		7.750%	6/15/12	132	121

					982

Technology Services	N.M.
SPX Corporation		7.500%	1/1/13	374	397

Telecommunications	0.4%
AT&T Corp.		8.000%	11/15/31	1,470	1,580
Insight Midwest, L.P.		10.500%	11/1/10	153	163
PanAmSat Corporation		6.375%	1/15/08	306	304
PanAmSat Corporation		8.500%	2/1/12	524	540
Qwest Corporation		7.200%	11/1/04	750	746
Qwest Corporation		6.875%	9/15/33	750	634
SBC Communications Inc.		5.875%	8/15/12	930	1,016
WorldCom, Inc. – WorldCom Group		7.550%	4/1/04	1,250	334	F
WorldCom, Inc. – WorldCom Group		8.250%	5/15/10	1,000	267	F
WorldCom, Inc. – WorldCom Group		7.500%	5/15/11	2,100	562	F
WorldCom, Inc. – WorldCom Group		8.250%	5/15/31	6,660	1,782	F

					7,928

Telecommunications (Cellular/Wireless)	0.2%
AT&T Wireless Services Inc.		7.350%	3/1/06	3,000	3,300
Nextel Communications, Inc.		9.375%	11/15/09	290	305

					3,605

Toys	N.M.
Hasbro, Inc.		5.600%	11/1/05	602	603

STATEMENT OF NET ASSETS—Continued

Western Asset Core Plus Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Transportation	0.6%
American Airlines, Inc.		7.858%	10/1/11	$160	$140
Avis Group Holdings, Inc.		11.000%	5/1/09	1,108	1,237
Consolidated Rail Corporation		7.875%	5/15/43	210	246
CSX Corporation		6.250%	10/15/08	570	634
CSX Corporation		7.900%	5/1/17	500	618
Delta Air Lines, Inc.		6.619%	3/18/11	3,723	3,482
Delta Air Lines, Inc.		6.718%	7/2/24	2,641	2,782
Kansas City Southern Railway		9.500%	10/1/08	279	311
Union Pacific Corporation		7.125%	2/1/28	2,000	2,293

					11,743

Total Corporate Bonds and Notes (Identified Cost—$444,442)					452,207

Asset-Backed Securities	6.7%

Fixed Rate Securities	1.7%
BankAmerica Manufactured Housing Contracts 1998-2		7.930%	12/10/25	5,000	1,500
Bear Stearns Asset Backed Securities, Inc. 2001-A		5.290%	6/15/16	507	509
Chevy Chase Home Loan Trust 1996-1		7.150%	5/15/15	23	24
Conseco Finance Securitizations Corp. 2000-4		7.730%	5/1/32	3,200	3,349
Conseco Finance Securitizations Corp. 2000-5		7.470%	2/1/32	2,900	3,035
Conseco Finance Securitizations Corp. 2001-1		6.990%	7/1/32	5,500	4,941
Contimortgage Home Equity Loan Trust 1997-4		7.330%	10/15/28	1,576	914
Continental Auto Receivables Owner Trust 2000-B		6.880%	9/15/04	232	234	A
Green Tree Financial Corporation 1992-2		9.150%	1/15/18	697	566
Green Tree Financial Corporation 1993-2		8.000%	7/15/18	1,300	1,232
Green Tree Financial Corporation 1996-5		8.100%	7/15/27	6,135	1,442
Green Tree Home Improvement Loan Trust 1996-A		7.400%	2/15/26	1,523	990
Green Tree Home Improvement Loan Trust 1997-D		7.450%	9/15/28	1,500	1,562
Greenpoint Manufactured Housing 1999-5		7.080%	2/15/18	1,007	1,010
Lehman ABS Manufactured Housing Contract, 2001-B		4.350%	5/15/14	4,500	4,560
Lehman ABS Manufactured Housing Contract, 2001-B		6.467%	8/15/28	5,000	4,791
Pegasus Aviation Lease Securitization 2000-1		8.370%	3/25/30	2,300	1,256	A

					31,915

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Asset-Backed Securities—Continued

Indexed SecuritiesE	4.8%
AFC Home Equity Loan Trust 2002-2		1.605%	6/25/30	$3,515	$3,507
Alpine Partners, L.P. 2000-1A		1.839%	10/8/09	640	635	A
Americredit Automobile Receivables Trust 2002-A		1.472%	7/12/05	2,754	2,754
Asset Backed Securities Corporation Home Equity Loan Trust 2001-HE3		1.550%	11/15/31	6,923	6,920
Bayview Financial Aquisition Trust 2001-DA		1.685%	11/25/31	620	621	A
CDC Mortgage Capital Trust 2002-HE1		1.615%	1/25/33	8,356	8,366
CDC Mortgage Capital Trust 2003-HE1		1.640%	8/25/33	3,300	3,300
Centex Home Equity 2000-C		1.545%	10/25/30	1,009	1,007
Centex Home Equity 2002-D		1.745%	12/25/32	10,195	10,215
Chase Funding Loan Acquisition Trust 2001-AD1		1.535%	12/25/15	275	275
Chase Funding Mortgage Loan Asset-Backed Certificates 2000-2		1.585%	5/25/30	15	15
Citibank Credit Card Issuance Trust 2002-C1		2.339%	2/9/09	1,920	1,911
Conseco Finance 2000-A		1.560%	2/15/31	952	949
Conseco Finance 2000-C		1.650%	12/15/29	110	110
Countrywide Asset-Backed Certificates 2001-BC2		1.555%	7/25/31	858	856
Countrywide Asset-Backed Certificates 2003-1		1.645%	6/25/33	9,363	9,361
Fannie Mae Grantor Trust Series 2002-T15		1.505%	11/26/32	11,662	11,595
Green Tree Recreational, Equipment & Consumer Trust 1997-D		1.430%	3/15/29	5	5
Hanareum International Funding Ltd. 1A		1.530%	12/14/11	1,181	1,179	A
Household Home Equity Loan Trust 2002-1		1.654%	12/22/31	4,496	4,500
Household Home Equity Loan Trust 2002-3		1.734%	7/20/32	1,391	1,391
Korea Asset Funding Ltd. 2000-1A		3.350%	2/10/09	366	364	A
Nextcard Credit Card Master Note Trust 2001-1A		1.580%	4/16/07	587	588	A
Option One Mortgage Loan Trust 2000-2		1.595%	6/25/30	547	543
Provident Bank Home Equity Loan Trust 2000-2		1.575%	8/25/31	2,031	2,026
Providian Gateway Master Trust 2002-B		1.980%	6/15/09	14,740	14,672	A
Salomon Brothers Mortgage Securities VII 1999-AQ1		1.625%	4/25/29	69	68
SLM Student Loan Trust 1998-2		1.854%	4/25/07	4	4
Southern Pacific Secured Assets Corporation 1998-2		1.475%	7/25/29	143	143
Wachovia Asset Securitization, Inc. 2002-HE1		1.675%	9/27/32	2,130	2,129
Xerox Equipment Lease Owner Trust 2001-1		3.280%	2/15/08	200	201	A

					90,210

STATEMENT OF NET ASSETS—Continued

Western Asset Core Plus Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Asset-Backed Securities—Continued

Stripped Securities	0.2%
Diversified REIT Trust 2000-1		0.772%	3/8/10	$16,000	$513	A,H1
Oakwood Mortgage Investors Inc. 2001-E		6.000%	11/15/09	5,991	1,285	H1
Truman Capital Mortgage Loan Trust 2002-2		7.600%	11/25/03	30,401	925A,H1

					2,723

Total Asset-Backed Securities (Identified Cost—$126,191)					124,848

Mortgage-Backed Securities	4.0%

Fixed Rate Securities	2.1%
Asset Securitization Corporation 1996-D2		6.920%	2/14/29	6,937	7,442
Blackrock Capital Finance L.P. 1997-R3		7.220%	11/25/28	325	333	A
CBA Mortgage Corporation 1993-C1		6.720%	12/25/03	1,700	1,703	A
Commercial Capital Access One, Inc. 2		12.000%	11/15/27	2,385	1,698
Commercial Mortgage Acceptance Corporation 1997-ML1		6.570%	12/15/30	3,500	3,872
Commercial Mortgage Asset Trust 1999-C2		7.546%	1/17/10	330	390
Criimi Mae Commercial Mortgage Trust 1998-C1		7.000%	6/2/33	680	747	A
Enterprise Mortgage Acceptance Company 1998-1		6.110%	1/15/25	1,427	1,424	A
FFCA Secured Lending Corporation 1999-1A		6.370%	9/18/25	210	223	A
GMAC Commercial Mortgage Securities Inc. 1998-C1		6.700%	5/15/30	10,800	12,050
J.P. Morgan Commercial Mortgage Finance Corporation 1999-C8		7.400%	7/15/31	2,000	2,326
Nomura Asset Securities Corporation 1996-MD5		7.120%	4/13/39	1,590	1,773
Structured Asset Securities Corporation 1996-CFL		7.750%	2/25/28	5,000	5,751

					39,732

Indexed SecuritiesE	1.9%
Banc of America Large Loan 2002-FL1A		1.702%	11/6/14	8,859	8,857	A
Bear Stearns Commercial Mortgage Securities, Inc. 2002-Home		1.900%	12/3/13	4,710	4,707	A
COMM 2001-FL4A		1.520%	4/15/13	5,184	5,179	A
CS First Boston Mortgage Securities Corporation 2001-TFLA		1.730%	12/15/11	3,138	3,134	A
Impac CMB Trust 2002-1		1.625%	3/25/32	6,766	6,766
J.P. Morgan Commercial Mortgage Finance Corporation 2000-FL1		1.560%	4/15/10	445	445	A
Lehman Brothers Floating Rate Commercial Mortgage Trust 2001-LLFA		1.510%	8/16/13	3,452	3,452	A
Medallion Trust 2000-2G		1.479%	12/18/31	1,268	1,267
Salomon Brothers Mortgage Securities VII, Inc. 1999-NC5		1.795%	1/25/30	467	468

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Mortgage-Backed Securities—Continued

Indexed Securities—Continued
Sequoia Mortgage Trust 4		1.661%	4/22/25	$52	$51
Washington Mutual 2000-1		1.595%	6/25/24	208	206
Westpac Securitisation Trust 1999-1G		1.540%	5/19/30	275	275

					34,807

Stripped Securities	N.M.
Countrywide Funding Corp 1993-1		0.000%	10/25/23	25	25	H2
FFCA Secured Lending Corporation 1999-1A		1.746%	9/18/25	848	41	A,H1
GMAC Commercial Mortgage Security Inc. 1999-CTL1		0.942%	12/15/16	2,514	52	A,H1
LB-UBS Commercial Mortgage Trust 2001-C3		0.987%	6/15/36	5,523	317	A,H1
Securitized Asset Sales, Inc. 1994-4		4.815%	8/25/33	280	279	H1

					714

Total Mortgage-Backed Securities (Identified Cost—$72,846)					75,253

U.S. Government and Agency Obligations	12.5%

Fixed Rate Securities	3.3%
Fannie Mae		6.375%	6/15/09	715	830
Fannie Mae		6.625%	11/15/10	2,860	3,377
Fannie Mae		5.375%	11/15/11	710	775
Federal Home Loan Bank		5.875%	11/15/07	750	843
Freddie Mac		5.250%	1/15/06	210	228
Tennessee Valley Authority		6.750%	11/1/25	1,670	1,972
Tennessee Valley Authority		7.125%	5/1/30	840	1,048
United States Treasury Bonds		11.875%	11/15/03	730	778
United States Treasury Bonds		6.750%	8/15/26	1,600	2,000
United States Treasury Bonds		5.250%	11/15/28	26,120	27,226
United States Treasury Bonds		6.250%	5/15/30	980	1,170
United States Treasury Bonds		5.375%	2/15/31	18,630	20,152
United States Treasury Notes		1.625%	1/31/05	360	361

					60,760

Indexed Securities	7.6%
United States Treasury Inflation-Protected Security		3.625%	4/15/28	28,823	33,875J
United States Treasury Inflation-Protected Security		3.875%	4/15/29	84,814	104,268	J
United States Treasury Inflation-Protected Security		3.375%	4/15/32	3,265	3,802	J

					141,945

STATEMENT OF NET ASSETS—Continued

Western Asset Core Plus Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

U.S. Government and Agency Obligations—Continued

Stripped Securities	1.6%
United States Treasury Bonds		0.000%	2/15/25	$38,350	$12,008	H2
United States Treasury Bonds		0.000%	8/15/27	1,520	416	H2
United States Treasury Bonds		0.000%	11/15/27	63,020	17,175	H2

					29,599

Total U.S. Government and Agency Obligations (Identified Cost—$218,255)					232,304

U.S. Government Agency Mortgage-Backed Securities	30.4%

Fixed Rate Securities	30.4%
Fannie Mae		6.500%	5/1/14 to 6/1/32	23,820	24,871
Fannie Mae		9.500%	11/1/21	6	7
Fannie Mae		6.000%	3/1/28 to 7/1/32	11,485	11,923
Fannie Mae		7.000%	8/1/29 to 7/1/32	38,454	40,557
Fannie Mae		7.500%	11/1/29	182	194
Fannie Mae		4.500%	4/1/18	50,000	50,641	K
Fannie Mae		5.000%	4/1/18	74,040	76,030	K
Fannie Mae		5.500%	4/1/18	21,580	22,383	K
Fannie Mae		6.000%	4/1/18	5,600	5,855	K
Fannie Mae		6.500%	4/1/18	33,100	34,596	K
Fannie Mae		7.000%	4/1/18	500	527	K
Freddie Mac		5.500%	12/1/13	407	424
Freddie Mac		7.000%	10/1/16 to 4/1/32	14,389	15,164
Freddie Mac		6.500%	7/1/29 to 6/1/32	26,788	27,948
Government National Mortgage Association		9.500%	1/15/06 to 12/15/10	94	103
Government National Mortgage Association		7.500%	3/15/23 to 9/15/31	1,979	2,122
Government National Mortgage Association		7.000%	7/15/23 to 7/15/31	7,124	7,579
Government National Mortgage Association		6.500%	8/15/28 to 6/15/32	4,169	4,386
Government National Mortgage Association		8.000%	12/15/30 to 1/15/31	434	470
Government National Mortgage Association		6.000%	4/1/33	112,220	117,024	K
Government National Mortgage Association		6.500%	4/1/33	118,500	124,388	K

					567,192

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

U.S. Government Agency Mortgage-Backed Securities—Continued

Stripped Securities	N.M.
Financing Corporation		0.000%	11/30/17	$1,250	$574	H2
Financing Corporation		0.000%	4/5/19	320	134	H2

					708

Total U.S. Government Agency Mortgage- Backed Securities (Identified Cost — $562,389)					567,900

Yankee BondsL	9.4%

Banks	N.M.
Korea Development Bank		4.250%	11/13/07	200	198
Royal Bank of Scotland Group plc		8.817%	3/31/49	230	257

					455

Cable	0.1%
British Sky Broadcasting Group plc		7.300%	10/15/06	770	824
British Sky Broadcasting Group plc		6.875%	2/23/09	656	702
Rogers Cable Inc.		7.875%	5/1/12	687	701
Rogers Communications, Inc.		9.125%	1/15/06	150	152

					2,379

Chemicals	N.M.
Avecia Group PLC		11.000%	7/1/09	225	191

Diversified Financial Services	N.M.
Pemex Finance Ltd.		9.030%	2/15/11	10	12

Electric	0.1%
Hydro-Quebec		6.300%	5/11/11	2,380	2,723

Electronics	N.M.
Flextronics International Ltd.		9.875%	7/1/10	644	714

Energy	N.M.
Korea Electric Power Corporation		7.750%	4/1/13	410	488

Entertainment	N.M.
Alliance Atlantis Communications Inc.		13.000%	12/15/09	57	64

Foreign Governments	4.9%
Argentine Republic		0.000%	10/15/03	10	2	B,F
Federative Republic of Brazil		2.625%	4/15/09	1,346	1,060	E
Federative Republic of Brazil		14.500%	10/15/09	2,400	2,430
Federative Republic of Brazil		12.000%	4/15/10	3,240	2,940
Federative Republic of Brazil		2.625%	4/15/12	1,810	1,201	E

STATEMENT OF NET ASSETS—Continued

Western Asset Core Plus Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Yankee Bonds—Continued

Foreign Governments—Continued
Federative Republic of Brazil		2.625%	4/15/12	$1,490	$989	E
Federative Republic of Brazil		8.000%	4/15/14	2,069	1,645
Federative Republic of Brazil		8.000%	4/15/14	15,590	12,394
Federative Republic of Brazil		11.000%	8/17/40	6,796	5,131
Quebec Province		7.125%	2/9/24	1,670	2,000
Quebec Province		7.500%	9/15/29	686	867
Republic of Bulgaria		8.250%	1/15/15	6,820	7,672	A
Republic of Colombia		10.500%	7/9/10	2,910	3,070
Republic of Colombia		11.750%	2/25/20	2,785	3,043
Republic of Panama		9.625%	2/8/11	2,733	3,088
Republic of Panama		9.375%	7/23/12	2,300	2,541
Republic of Panama		5.000%	7/17/14	409	365	C
Republic of Panama		10.750%	5/15/20	1,747	2,027
Republic of Peru		5.000%	3/7/17	9,062	7,703	C
Republic of Peru		5.000%	3/7/17	58	49	A,C
Republic of the Philippines		9.875%	1/15/19	7,930	7,653
Republic of the Philippines		10.625%	3/16/25	240	239
Russian Federation		8.250%	3/31/10	2,010	2,221
Russian Federation		5.000%	3/31/30	2,850	2,471	C
United Mexican States		8.375%	1/14/11	2,450	2,824
United Mexican States		11.500%	5/15/26	11,360	15,762

					91,387

Insurance	0.3%
Atlas Reinsurance PLC		3.765%	1/7/05	250	252	A,E
Korea Deposit Insurance Corp.		2.500%	12/11/05	3,300	3,560	D
PRIME Capital Hurricane Ltd.		7.890%	1/7/04	270	274	A,E
Residential Reinsurance LTD		6.239%	6/1/05	850	859	A,E

					4,945

Manufacturing (Diversified)	1.9%
Tyco International Group SA		1.790%	7/30/03	610	599	E
Tyco International Group SA		6.125%	11/1/08	100	94
Tyco International Group SA		6.125%	1/15/09	220	207
Tyco International Group SA		6.750%	2/15/11	240	229
Tyco International Group SA		6.375%	10/15/11	5,580	5,217
Tyco International Group SA		7.000%	6/15/28	5,145	4,682
Tyco International Group SA		6.875%	1/15/29	25,830	23,635

					34,663

Media	0.1%
Shaw Communications Inc.		8.250%	4/11/10	630	649
Shaw Communications Inc.		7.200%	12/15/11	395	387

					1,036

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Yankee Bonds—Continued

Oil and Gas	0.2%
Anderson Exploration Ltd.		6.750%	3/15/11	$480	$529
Petroliam Nasional Berhad		7.625%	10/15/26	1,790	1,857	A
Western Oil Sands Inc.		8.375%	5/1/12	474	493
YPF Sociedad Anonima		7.750%	8/27/07	1,000	953

					3,832

Paper and Forest Products	0.1%
Abitibi-Consolidated Inc.		8.550%	8/1/10	636	698
Abitibi-Consolidated Inc.		8.500%	8/1/29	67	68
Cascades Inc.		7.250%	2/15/13	504	524	A
Tembec Industries, Inc.		8.500%	2/1/11	314	322
Tembec Industries, Inc.		7.750%	3/15/12	180	177

					1,789

Pharmaceuticals	N.M.
Biovail Corporation		7.875%	4/1/10	310	323

Services	N.M.
Compagnie Generale de Geophysique SA		10.625%	11/15/07	136	127

Special Purpose	1.2%
Arcel Finance Limited		5.984%	2/1/09	10,100	10,747	A
Diageo Capital Plc		6.625%	6/24/04	1,400	1,486
General Motors Nova Scotia Finance Company		6.850%	10/15/08	1,550	1,608
PDVSA Finance Ltd.		8.500%	11/16/12	2,150	1,634
PDVSA Finance Ltd. 1998-1		7.400%	8/15/16	230	156
PDVSA Finance Ltd. 1999-K		9.950%	2/15/20	60	45
Petrozuata Finance, Inc.		8.220%	4/1/17	9,150	6,314
Redwood Capital II Ltd.		4.290%	1/28/04	600	598	A,E

					22,588

Telecommunications	0.4%
British Telecommunications plc		8.125%	12/15/10	1,075	1,306
British Telecommunications plc		8.625%	12/15/30	520	667
Deutsche Telekom International Finance BV		9.250%	6/1/32	1,800	2,331
Telefonica de Argentina S.A.		11.875%	11/1/04	3,000	2,460

					6,764

Transportation	0.1%
Teekay Shipping Corporation		8.875%	7/15/11	1,198	1,284

Total Yankee Bonds (Identified Cost—$164,440)					175,764

STATEMENT OF NET ASSETS—Continued

Western Asset Core Plus Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES		VALUE

Foreign Government Obligations	5.6%

Fixed Rate Securities	5.6%
Canadian Government		5.750%	6/1/29	$11,260	M	$7,860
Federal Republic of Germany		3.750%	1/4/09	29,000	N	32,114
Federal Republic of Germany		5.000%	1/4/12	17,775	N	20,817
Federal Republic of Germany		5.500%	1/4/31	19,540	N	23,436
Italian Republic		6.000%	5/1/31	15,800	N	19,944
Statens Bostadsfinansier		5.500%	3/15/06	8,500	O	1,038

Total Foreign Government Obligations (Identified Cost—$91,264)						105,209

Foreign Corporate Bonds	0.1%

Banking and Finance	0.1%
AB Spintab		5.750%	6/15/05	9,200	O	1,127

Total Foreign Corporate Bonds (Identified Cost—$932)						1,127

Preferred Stocks	0.1%
Home Ownership Funding Corporation		13.331%		0.3	shs	180	A,C
Home Ownership Funding Corporation II		13.338%		1		540	A,C

Total Preferred Stocks (Identified Cost—$971)						720

Options PurchasedP	N.M.
BellSouth Telecommunications Inc. Call, July 2006, Strike Price $97.72				500	Q	17
International Business Machines Corporation Call, July 2006, Strike Price $99.90				500	Q	17

Total Options Purchased (Identified Cost—$18)						34

Total Long-Term Securities (Identified Cost—$1,681,748)						1,735,366

Short-Term Securities	20.8%

U.S. Government and Agency Obligations	1.0%
Fannie Mae		0.000%	10/22/03	$18,000		17,875	B,R

	% OF NET ASSETS	PAR		VALUE

Short-Term Securities—Continued

Options PurchasedP	0.2%
Bundesobligation Call, June 2003, Strike Price EUR 110.50		89	Q	$417
Bundesobligation Call, June 2003, Strike Price EUR 112.25		664	Q	355
Canadian Dollar Futures Call, May 2003, Strike Price CAD 68.00		65	Q	47
Euribor Futures Call, June 2003, Strike Price EUR 97.25		1,534	Q	1,317
Euribor Futures Call, September 2003, Strike Price EUR 94.50		64	Q	569
Euribor Futures Call, December 2003, Strike Price EUR 94.75		205	Q	1,665
Eurodollar Futures Put, June 2003, Strike Price $96.00		1,221	Q	8
Eurodollar Futures Put, December 2003, Strike Price $95.50		48	Q	0
Japanese Yen Futures Put, June 2003, Strike Price $82.50		45	Q	30
Sterling Futures Call, June 2003, Strike Price GBP 96.50		567	Q	213
U.S. Treasury Note Futures Call, April 2003, Strike Price $99.84		10,020,000	Q	56
U.S. Treasury Note Futures Call, April 2003, Strike Price $99.86		7,680,000	Q	69

				4,746

STATEMENT OF NET ASSETS—Continued

Western Asset Core Plus Portfolio—Continued

	% OF NET ASSETS	PAR	VALUE

Short-Term Securities—Continued

Repurchase Agreements	19.6%
Lehman Brothers, Inc. 1.32%, dated 3/31/03, to be repurchased at $166,592 on 4/1/03 (Collateral: $143,717 Fannie Mae notes, 5.25% to 6.625%, due 4/15/07 to 10/15/07, value $169,917)		$166,586	$166,586
Merrill Lynch Government Securities, Inc. 1.33%, dated 3/31/03, to be repurchased at $200,007 on 4/1/03 (Collateral: $383,510 Resolution Funding Corp. principal-only security, due 4/15/08 to 1/15/30, value $167,115; $43,670 Financing Corp. principal-only security, due 8/3/18, value $19,215; $43,085 U.S. Treasury interest-only security, 8.75%, due 5/15/20, value $17,665)		200,000	200,000

			366,586

Total Short-Term Securities (Identified Cost—$388,976)			389,207

Total Investments (Identified Cost—$2,070,724)	113.8%		2,124,573
Payable for Securities Purchased	(25.5)%		(476,805)
Receivable for Fund Shares Sold	10.5%		196,377
Other Assets Less Liabilities	1.2%		22,843

Net assets consist of:
Accumulated paid-in capital applicable to: 179,472 Institutional Class shares outstanding		$1,801,575
36 Financial Intermediary Class shares outstanding		359
Under/(Over) distributed net investment income		(5,860)
Accumulated net realized gain/(loss) on investments, options, futures, swaps and currency transactions		18,076
Unrealized appreciation/(depreciation) of investments, options, futures, swaps and currency translations		52,838

Net assets	100.0%		$1,866,988

Net asset value per share:
Institutional Class			$10.40
Financial Intermediary Class			$10.40

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)

Futures Contracts PurchasedP
Bankers Acceptance Futures	December 2003	200	$(47)
Canadian Dollar Futures	June 2003	173	106
Euribor Futures	December 2003	500	706
Euribor Futures	March 2004	1,050	723
Sterling Futures	March 2004	600	436
U.S. Treasury Bond Futures	June 2003	87	(3)
U.S. Treasury Note Futures	June 2003	304	(16)

			$1,905

Futures Contracts WrittenP
Eurodollar Futures	December 2003	100	$(14)
U.S. Treasury Note Futures	June 2003	47	3
Japanese Yen Futures	June 2003	160	(91)

			$(102)

Options WrittenP
Eurodollar Futures Call, Strike Price $98.00	December 2003	802	$(1,005)
Fannie Mae Futures Call, Strike Price $101.60	April 2003	22,080,000	31
Fannie Mae Futures Call, Strike Price $101.61	April 2003	17,040,000	3
Japanese Yen Call, Strike Price $87.00	June 2003	40	18
Japanese Yen Put, Strike Price $83.50	June 2003	117	36
U.S. Treasury Bond Futures Call, Strike Price $116.00	May 2003	116	(44)
U.S. Treasury Bond Futures Call, Strike Price $118.00	May 2003	247	185
U.S. Treasury Bond Futures Put, Strike Price $102.00	May 2003	104	131
U.S. Treasury Bond Futures Put, Strike Price $108.00	May 2003	574	280
U.S. Treasury Bond Futures Put, Strike Price $112.00	May 2003	345	(85)
U.S. Treasury Note Futures Call, Strike Price $115.00	May 2003	414	115
U.S. Treasury Note Futures Call, Strike Price $116.00	May 2003	1,178	(124)
U.S. Treasury Note Futures Call, Strike Price $118.00	May 2003	1,450	614
U.S. Treasury Note Futures Put, Strike Price $108.00	May 2003	1,211	899
U.S. Treasury Note Futures Put, Strike Price $109.50	May 2003	472	92
U.S. Treasury Note Futures Put, Strike Price $110.00	May 2003	603	256

			$1,402

A	Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 6.1% of net assets.
B	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
C	Stepped coupon security – A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
D	Convertible bond – Bond may be converted into common stock of the company.
E	Indexed security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”), or the one-year Treasury Bill rate. The coupon rates are the rates as of March 31, 2003.
F	Bond is in default at March 31, 2003.
G	Unit – A security which consists of a bond and warrants to purchase the stock of the issue.
H	Stripped security – Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
I	High Yield Index-Linked Certificate of Deposit – A certificate of deposit combined with an assumption of credit risk of 50 specified obligations.

STATEMENT OF NET ASSETS—Continued

Western Asset Core Plus Portfolio—Continued

J	Treasury Inflation-Protected Security – Treasury security whose principal value is adjusted daily in accordance with changes in the Consumer Price Index (“CPI”). Interest is calculated on the basis of the current adjusted principal value.
K	When-issued security – Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
L	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
M	Denominated in Canadian dollar.
N	Denominated in euro currency.
O	Denominated in Swedish Krona
P	Options and futures are described in more detail in the notes to financial statements.
Q	Represents actual number of contracts.
R	Collateral to cover futures contracts.

N.M.—Not meaningful.

See notes to financial statements.

STATEMENT OF NET ASSETS

March 31, 2003

(Amounts in Thousands)

Western Asset Inflation Indexed Bond Portfolio

	% OF NET ASSETS	RATE	MATURITY DATE	PAR		VALUE

Long-Term Securities	98.8%

Corporate Bonds and Notes	1.0%
J.P. Morgan & Co. Incorporated		5.385%	2/15/12	$2,690		$2,785A

Total Corporate Bonds (Identified Cost—$2,617)						2,785

U.S. Government and Agency Obligations	97.8%

Indexed Securities	97.8%
United States Treasury Inflation-Protected Security		3.375%	1/15/07	20,319		22,357	B
United States Treasury Inflation-Protected Security		3.625%	1/15/08	43,756		48,972	B
United States Treasury Inflation-Protected Security		3.875%	1/15/09	33,721		38,420	B
United States Treasury Inflation-Protected Security		4.250%	1/15/10	22,223		25,987	B
United States Treasury Inflation-Protected Security		3.500%	1/15/11	21,973		24,671	B
United States Treasury Inflation-Protected Security		3.375%	1/15/12	11,654		13,034	B
United States Treasury Inflation-Protected Security		3.000%	7/15/12	6,325		6,883	B
United States Treasury Inflation-Protected Security		3.625%	4/15/28	31,013		36,450	B
United States Treasury Inflation-Protected Security		3.875%	4/15/29	49,310		60,621	B
United States Treasury Inflation-Protected Security		3.375%	4/15/32	5,721		6,662	B

Total U.S. Government and Agency Obligations (Identified Cost—$264,729)						284,057

Total Long-Term Securities (Identified Cost—$267,346)						286,842

Short-Term Securities	0.3%

U.S. Government and Agency Obligations	0.3%
Fannie Mae		0.000%	10/22/03	900		894	C,D

Options PurchasedE	N.M.
U.S. Treasury Note Futures Put, May 2003, Strike Price $114.00				45	F	24

Total Short-Term Securities (Identified Cost—$929)						918

Total Investments (Identified Cost—$268,275)	99.1%					287,760
Other Assets Less Liabilities	0.9%					2,546

Net assets consist of:
Accumulated paid-in capital applicable to 26,481 Institutional Class shares outstanding				$269,485
Accumulated net realized gain/(loss) on investments, options, futures and swaps				1,397
Unrealized appreciation/(depreciation) of investments, options, futures and swaps				19,424

Net assets	100.0%					$290,306

Net asset value per share:
Institutional Class						$10.96

STATEMENT OF NET ASSETS—Continued

Western Asset Inflation Indexed Bond Portfolio—Continued

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)

Options WrittenE
Eurodollar Futures Call, Strike Price $98.00	December 2003	86	$(73)
U.S. Treasury Note Futures Put, Strike Price $112.00	May 2003	40	15

			$(58)

A	Indexed security – The rate of interest earned on this security is tied to the Consumer Price Index (“CPI”). The coupon rate is the rate as of March 31, 2003.
B	Treasury Inflation-Protected Security – Treasury security whose principal value is adjusted daily in accordance with changes in the Consumer Price Index (“CPI”). Interest is calculated on the basis of the current adjusted principal value.
C	Collateral to cover options contracts written.
D	Zero coupon bond – A bond with no perodic interest payments which is sold at such a discount as to produce a current yield to maturity.
E	Options and futures are described in more detail in the notes to financial statements.
F	Represents actual number of contracts.
N.M.	— Not meaningful.

See notes to financial statements.

STATEMENT OF NET ASSETS

March 31, 2003

(Amounts in Thousands)

Western Asset High Yield Portfolio

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Long-Term Securities	95.1%

Corporate Bonds and Notes	83.9%

Advertising	0.3%
Vertis Inc.		10.875%	6/15/09	$400	$413	A

Animal Hospitals	0.5%
Vicar Operating, Inc.		9.875%	12/1/09	740	810

Apparel	1.2%
Russell Corporation		9.250%	5/1/10	756	817
The William Carter Company		10.875%	8/15/11	900	1,001

					1,818

Auto Parts and Equipment	3.1%
American Axle & Manufacturing Inc.		9.750%	3/1/09	1,504	1,617
Cummins Inc.		6.450%	3/1/05	30	30
Cummins Inc.		9.500%	12/1/10	1,401	1,443	A
Holley Performance Products Inc.		12.250%	9/15/07	344	130
Lear Corporation		7.960%	5/15/05	69	72
Lear Corporation		8.110%	5/15/09	540	585
TRW Automotive		9.375%	2/15/13	284	284	A
TRW Automotive		11.000%	2/15/13	452	451	A

					4,612

Automotive	0.8%
Asbury Automotive Group Inc.		9.000%	6/15/12	1,387	1,182

Building Materials	1.5%
American Standard, Inc.		7.375%	4/15/05	115	121
American Standard, Inc.		7.375%	2/1/08	31	33
American Standard, Inc.		8.250%	6/1/09	16	17
American Standard, Inc.		7.625%	2/15/10	31	34
Collins & Aikman Floor Cover		9.750%	2/15/10	917	885
Nortek Holdings, Inc.		9.125%	9/1/07	260	268
Nortek Holdings, Inc.		8.875%	8/1/08	789	817

					2,175

Cable	3.1%
Charter Communications Holdings, LLC		0.000%	4/1/11	1,910	774	B
Charter Communications Holdings, LLC		0.000%	1/15/12	1,429	407	B
CSC Holdings Inc.		7.625%	4/1/11	310	311
EchoStar DBS Corporation		10.375%	10/1/07	220	242
EchoStar DBS Corporation		9.125%	1/15/09	1,038	1,134
EchoStar DBS Corporation		9.375%	2/1/09	1,020	1,086
Insight Communications Company, Inc.		0.000%	2/15/11	1,064	755	B

					4,709

STATEMENT OF NET ASSETS—Continued

Western Asset High Yield Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Casino Resorts	3.5%
Harrah’s Operating Company, Inc.		7.875%	12/15/05	$1,441	$1,542
Mandalay Resort Group		9.250%	12/1/05	117	122
Mandalay Resort Group		9.500%	8/1/08	127	139
Mandalay Resort Group		9.375%	2/15/10	243	255
MGM MIRAGE		9.750%	6/1/07	396	435
MGM MIRAGE		8.500%	9/15/10	145	160
MGM MIRAGE		8.375%	2/1/11	126	135
Mirage Resorts, Incorporated		7.250%	10/15/06	398	415
Park Place Entertainment Corporation		7.875%	12/15/05	75	77
Park Place Entertainment Corporation		8.500%	11/15/06	370	392
Park Place Entertainment Corporation		9.375%	2/15/07	220	236
Park Place Entertainment Corporation		8.875%	9/15/08	132	140
Station Casinos, Inc.		9.875%	7/1/10	718	788
Wynn Las Vegas LLC		12.000%	11/1/10	353	369

					5,205

Chemicals	4.5%
FMC Corporation		10.250%	11/1/09	466	513	A
Georgia Gulf Corporation		10.375%	11/1/07	765	826
Huntsman International Holdings LLC		0.000%	12/31/09	3,280	820	C
Huntsman International LLC		9.875%	3/1/09	733	781
IMC Global Inc.		10.875%	6/1/08	491	535
IMC Global Inc.		11.250%	6/1/11	58	63
Lyondell Chemical Company		9.625%	5/1/07	512	512
Lyondell Chemical Company		9.875%	5/1/07	105	105
Lyondell Chemical Company		9.500%	12/15/08	450	436
Lyondell Chemical Company		9.500%	12/15/08	276	268	A
MacDermid, Incorporated		9.125%	7/15/11	791	870
Millennium America Inc.		7.000%	11/15/06	121	119
Millennium America Inc.		9.250%	6/15/08	908	981

					6,829

Coal	1.7%
Peabody Energy Corporation		8.875%	5/15/08	1,049	1,099
Peabody Energy Corporation		9.625%	5/15/08	667	701
Peabody Energy Corporation		6.875%	3/15/13	746	755	A

					2,555

Commercial Services and Supplies	0.5%
Weight Watchers International, Inc.		13.000%	10/1/09	708	814

Computer Services and Systems	0.4%
Unisys Corporation		7.250%	1/15/05	173	179
Unisys Corporation		6.875%	3/15/10	366	370

					549

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Containers and Packaging	2.3%
Ball Corporation		6.875%	12/15/12	$643	$663	A
Graphic Packaging Corporation		8.625%	2/15/12	722	736
Packaging Corp. of America		9.625%	4/1/09	150	162
Plastipak Holdings Inc.		10.750%	9/1/11	472	489
Riverwood International Corporation		10.625%	8/1/07	40	42
Riverwood International Corporation		10.875%	4/1/08	749	775
Smurfit-Stone Container Corporation		8.250%	10/1/12	481	515

					3,382

Electric	4.1%
Calpine Corporation		8.750%	7/15/07	500	290
Calpine Corporation		7.750%	4/15/09	40	22
Calpine Corporation		8.625%	8/15/10	1,885	1,046
Calpine Corporation		8.500%	2/15/11	24	14
Orion Power Holdings, Inc.		12.000%	5/1/10	1,355	1,233
Southern California Edison Company		8.000%	2/15/07	760	813	A
The AES Corporation		10.000%	12/12/05	955	969	A
The AES Corporation		8.500%	11/1/07	341	232
The AES Corporation		9.500%	6/1/09	1,548	1,327
The AES Corporation		9.375%	9/15/10	39	33
The AES Corporation		8.875%	2/15/11	90	74

					6,053

Electronics	1.8%
Amkor Technology, Inc.		9.250%	5/1/06	988	968
Fairchild Semiconductor International, Inc.		10.375%	10/1/07	11	12
L-3 Communications Corp.		7.625%	6/15/12	1,016	1,077
ON Semiconductor Corporation		12.000%	5/15/08	754	712

					2,769

Energy	0.6%
CMS Energy Corporation		6.750%	1/15/04	750	713
Illinois Power Co.		11.500%	12/15/10	241	254	A

					967

Entertainment	0.4%
Regal Cinemas, Inc.		9.375%	2/1/12	593	645

Environmental Services	1.9%
Allied Waste North America Incorporated		8.500%	12/1/08	2,087	2,194
National Waterworks Incorporated		10.500%	12/1/12	545	589	A
Safety-Kleen Corp.		9.250%	5/15/09	1,418	48	D

					2,831

STATEMENT OF NET ASSETS—Continued

Western Asset High Yield Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Food, Beverage and Tobacco	1.8%
Cott Beverages Incorporated		8.000%	12/15/11	$786	$833
DIMON Incorporated		8.875%	6/1/06	16	17
DIMON Incorporated		9.625%	10/15/11	949	1,039
Smithfield Foods, Inc.		8.000%	10/15/09	770	785

					2,674

Gaming	2.4%
Argosy Gaming Company		9.000%	9/1/11	663	704
Boyd Gaming Corporation		9.250%	10/1/03	517	530
Boyd Gaming Corporation		7.750%	12/15/12	511	515	A
Horseshoe Gaming Holding Corp.		8.625%	5/15/09	966	1,019
International Game Technology		8.375%	5/15/09	125	149
Mohegan Tribal Gaming Authority		8.125%	1/1/06	70	74
Mohegan Tribal Gaming Authority		8.750%	1/1/09	637	670

					3,661

Gas and Pipeline Utilities	4.8%
ANR Pipeline, Inc.		8.875%	3/15/10	243	257	A
ANR Pipeline, Inc.		9.625%	11/1/21	304	327
Dynegy Holdings Inc.		8.750%	2/15/12	603	422
Northwest Pipelines Corporation		8.125%	3/1/10	210	219	A
Plains All American Pipelines		7.750%	10/15/12	662	712
Southern Natural Gas Company		8.875%	3/15/10	325	343	A
Southern Natural Gas Company		8.000%	3/1/32	1,848	1,774
The Williams Companies, Inc.		9.250%	3/15/04	505	496
The Williams Companies, Inc.		7.500%	1/15/31	284	220
The Williams Companies, Inc.		8.125%	3/15/12	958	838A
The Williams Companies, Inc.		8.750%	3/15/32	678	570	A
Transcontinental Gas Pipeline Corporation		7.000%	8/15/11	272	260
Transcontinental Gas Pipeline Corporation		8.875%	7/15/12	698	740

					7,178

Health Care	1.4%
Extendicare Health Services, Inc.		9.350%	12/15/07	639	517
Extendicare Health Services, Inc.		9.500%	7/1/10	231	229
Rotech Healthcare Inc.		9.500%	4/1/12	641	631	A
Tenet Healthcare Corporation		5.000%	7/1/07	279	267
Tenet Healthcare Corporation		7.375%	2/1/13	499	502

					2,146

Homebuilding	1.0%
Lennar Corporation		9.950%	5/1/10	172	200
Schuler Homes, Inc.		9.375%	7/15/09	307	331
Schuler Homes, Inc.		10.500%	7/15/11	430	468
The Ryland Group, Inc.		8.000%	8/15/06	40	42
The Ryland Group, Inc.		9.750%	9/1/10	438	491

					1,532

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Insurance	1.0%
Willis Corroon Corporation		9.000%	2/1/09	$1,398	$1,492

Lodging/Hotels	1.8%
Extended Stay America, Inc.		9.150%	3/15/08	547	535
Extended Stay America, Inc.		9.875%	6/15/11	538	528
Felcore Lodging LP		9.500%	9/15/08	368	337
Hilton Hotels Corporation		7.950%	4/15/07	109	113
Hilton Hotels Corporation		7.625%	5/15/08	409	418
Host Marriott Corporation		7.875%	8/1/05	177	174
Host Marriott Corporation		9.250%	10/1/07	135	134
MeriStar Hospitality Corporation		9.000%	1/15/08	245	209
MeriStar Hospitality Corporation		9.125%	1/15/11	232	195

					2,643

Machinery	3.5%
AGCO Corporation		9.500%	5/1/08	835	904
Grant Prideco, Inc.		9.000%	12/15/09	692	739	A
Joy Global Inc.		8.750%	3/15/12	737	774
NMHG Holdings Co.		10.000%	5/15/09	954	1,016
Terex Corporation		8.875%	4/1/08	250	246
Terex Corporation		10.375%	4/1/11	183	189
Terex Corporation		9.250%	7/15/11	1,450	1,435

					5,303

Manufacturing (Diversified)	1.3%
Atrium Companies, Inc.		10.500%	5/1/09	705	732
Hexcel Corporation		9.875%	10/1/08	456	475	A
Interface, Inc.		7.300%	4/1/08	411	323
Interface, Inc.		10.375%	2/1/10	426	370

					1,900

Media	2.4%
AMFM Inc.		8.000%	11/1/08	653	737
Brill Media Company, LLC		12.000%	12/15/07	1,000	395	D
Clear Channel Communications, Inc.		7.875%	6/15/05	325	358
Emmis Communications Corporation		8.125%	3/15/09	455	474
Garden State Newspapers, Inc.		8.750%	10/1/09	369	378
Paxson Communications Corporation		10.750%	7/15/08	320	347
Paxson Communications Corporation		0.000%	1/15/09	672	538	B
Sinclair Broadcast Group, Inc.		8.750%	12/15/11	310	330

					3,557

STATEMENT OF NET ASSETS—Continued

Western Asset High Yield Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Medical Care Facilities	1.8%
HCA Inc.		6.870%	9/15/03	$381	$387
HCA Inc.		6.300%	10/1/12	766	787
Health Care REIT, Inc.		8.000%	9/12/12	628	645
Triad Hospitals, Inc		8.750%	5/1/09	780	843

					2,662

Medical Products	1.2%
Alaris Medical Systems Inc.		11.625%	12/1/06	390	448
Fisher Scientific International Inc.		8.125%	5/1/12	160	170	A
Fresenius Medical Care Capital Trust II		7.875%	2/1/08	1,207	1,243	E

					1,861

Medical Services	0.6%
AmeriPath, Inc.		10.500%	4/1/13	740	762	A
AmerisourceBergen Corporation		8.125%	9/1/08	139	150

					912

Mining	0.3%
Better Minerals & Aggregates Company		13.000%	9/15/09	895	322
Kaiser Aluminum & Chemical		12.750%	2/1/05	1,780	71	D

					393

Oil and Gas	5.1%
Amerigas Partners LP		8.875%	5/20/11	260	275
Amerigas Partners LP		8.875%	5/20/11	312	331	A
Chesapeake Energy Corporation		8.375%	11/1/08	64	68
Chesapeake Energy Corporation		9.000%	8/15/12	616	668
El Paso CGP Co.		6.375%	2/1/09	211	168
El Paso CGP Co.		7.750%	6/15/10	1,415	1,153
El Paso Energy Partners		8.500%	6/1/11	214	218
El Paso Energy Partners		10.625%	12/1/12	494	546	A
Magnum Hunter Resources, Inc.		10.000%	6/1/07	309	320
Magnum Hunter Resources, Inc.		9.600%	3/15/12	338	362
Mission Resources Corporation		10.875%	4/1/07	529	317
Ocean Energy, Inc.		8.375%	7/1/08	642	676
Parker & Parsley Petroleum Company		8.875%	4/15/05	105	112
Pioneer Natural Resources Company		9.625%	4/1/10	397	473
Pioneer Natural Resources Company		7.500%	4/15/12	481	531
Vintage Petroleum, Inc.		7.875%	5/15/11	522	527
Vintage Petroleum, Inc.		8.250%	5/1/12	110	117
Westport Resources Corporation		8.250%	11/1/11	448	478
Westport Resources Corporation		8.250%	11/1/11	226	242	A

					7,582

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Paper and Forest Products	2.3%
Appleton Papers Inc.		12.500%	12/15/08	$748	$843
Georgia-Pacific Corp.		7.500%	5/15/06	275	266
Georgia-Pacific Corp.		8.875%	2/1/10	133	138	A
Georgia-Pacific Corp.		9.500%	12/1/11	768	760
Georgia-Pacific Corp.		9.375%	2/1/13	153	162	A
Georgia-Pacific Corp.		8.250%	3/1/23	169	135
Georgia-Pacific Corp.		8.875%	5/15/31	1,266	1,076

					3,380

Publishing	2.2%
American Media Operations, Inc.		10.250%	5/1/09	735	794
Dex Media East LLC		9.875%	11/15/09	483	544	A
Dex Media East LLC		12.125%	11/15/12	550	641	A
Hollinger International Publishing		9.000%	12/15/10	631	667	A
Houghton Mifflin Company		8.250%	2/1/11	195	209	A
Sun Media Corporation		7.625%	2/15/13	452	474	A

					3,329

Real Estate	0.5%
Ventas Realty, Limited Partnership		8.750%	5/1/09	516	545
Ventas Realty, Limited Partnership		9.000%	5/1/12	192	206

					751

Restaurants	0.5%
Yum! Brands, Inc.		7.450%	5/15/05	649	694
Yum! Brands, Inc.		8.500%	4/15/06	63	69

					763

Retail	2.7%
American Greetings Corporation		6.100%	8/1/28	365	350
Backsaver Acquisition Corp.		9.250%	5/31/08	137	36	F,G,H
Dillard’s, Inc.		6.430%	8/1/04	343	345
J.C. Penney Company, Inc.		8.000%	3/1/10	1,019	1,055
J.C. Penney Company, Inc.		7.400%	4/1/37	177	180
Relax The Back Acquisition Corp.		9.250%	5/31/08	59	15	F,G,H
Samsonite Corporation		10.750%	6/15/08	494	434
The Gap, Inc.		5.625%	5/1/03	777	778
The Gap, Inc.		8.150%	12/15/05	585	646
The Gap, Inc.		6.900%	9/15/07	190	196

					4,035

Retailers	0.2%
Hollywood Entertainment Corporation		9.625%	3/15/11	349	364

STATEMENT OF NET ASSETS—Continued

Western Asset High Yield Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Special Purpose	3.4%
American Tower Escrow Corporation		0.000%	8/1/08	$738	$487	C
H & E Equipment Services LLC		11.125%	6/15/12	1,125	858
Moore North America Finance		7.875%	1/15/11	285	295	A
PCA LLC/PCA Finance Corporation		11.875%	8/1/09	394	410
Qwest Capital Funding, Inc.		7.000%	8/3/09	1,106	840
Qwest Capital Funding, Inc.		6.875%	7/15/28	1,401	981
Terra Capital Inc.		12.875%	10/15/08	93	99
UCAR Finance Inc.		10.250%	2/15/12	1,181	1,051

					5,021

Steel (Producers)	0.7%
AK Steel Corporation		7.875%	2/15/09	1,159	1,066

Technology Services	0.5%
SPX Corporation		7.500%	1/1/13	745	792

Telecommunications	4.8%
FairPoint Communications, Inc.		11.875%	3/1/10	521	547	A
Insight Midwest, L.P.		9.750%	10/1/09	659	680
Insight Midwest, L.P.		10.500%	11/1/10	42	45
PanAmSat Corporation		6.375%	1/15/08	317	315
PanAmSat Corporation		8.500%	2/1/12	1,201	1,237
Qwest Communications International Inc.		7.500%	11/1/08	418	361
Qwest Corporation		6.875%	9/15/33	1,613	1,363
Qwest Services Corporation		13.500%	12/15/10	1,720	1,815	A
Ubiquitel Operating Company		0.000%	5/15/10	195	49	A,B,C
WorldCom, Inc.—WorldCom Group		7.875%	5/15/03	1,375	368	D
WorldCom, Inc.—WorldCom Group		8.250%	5/15/31	1,559	417	D

					7,197

Telecommunications (Cellular/Wireless)	1.9%
Nextel Communications, Inc.		9.750%	10/31/07	1,500	1,553
Nextel Communications, Inc.		9.375%	11/15/09	349	366
Nextel Communications, Inc.		5.250%	1/15/10	183	157	I
Rural Cellular Corporation		9.750%	1/15/10	1,010	730

					2,806

Transportation	1.6%
Avis Group Holdings, Inc.		11.000%	5/1/09	962	1,074
Delta Air Lines, Inc.		7.900%	12/15/09	218	113
Delta Air Lines, Inc.		8.300%	12/15/29	354	161
Kansas City Southern Railway		9.500%	10/1/08	999	1,114

					2,462

Total Corporate Bonds and Notes (Identified Cost—$126,417)					125,780

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Yankee BondsJ	9.3%

Cable	0.8%
British Sky Broadcasting Group plc		7.300%	10/15/06	$374	$400
British Sky Broadcasting Group plc		8.200%	7/15/09	17	19
Rogers Cable Inc.		7.875%	5/1/12	92	94
Rogers Cablesystems Limited		10.000%	12/1/07	250	263
Rogers Communications, Inc.		8.875%	7/15/07	425	434

					1,210

Chemicals	0.3%
Avecia Group PLC		11.000%	7/1/09	549	467

Containers and Packaging (Metal and Glass)	0.4%
Crown European Holdings SA		10.875%	3/1/13	568	574	A

Electronics	N.M.
Flextronics International Ltd.		9.875%	7/1/10	42	47

Entertainment	0.3%
Alliance Atlantis Communications Inc.		13.000%	12/15/09	353	396

Manufacturing (Diversified)	1.8%
Tyco International Group SA		5.875%	11/1/04	290	287
Tyco International Group SA		6.750%	2/15/11	126	120
Tyco International Group SA		6.375%	10/15/11	1,845	1,725
Tyco International Group SA		7.000%	6/15/28	316	288
Tyco International Group SA		6.875%	1/15/29	305	279

					2,699

Media	0.2%
Shaw Communications Inc.		8.250%	4/11/10	224	231

Office Equipment and Supplies	0.6%
Xerox Capital Europe Plc		5.875%	5/15/04	871	862

Oil and Gas	0.1%
Western Oil Sands Inc.		8.375%	5/1/12	161	167

Paper and Forest Products	1.1%
Abitibi-Consolidated Inc.		8.550%	8/1/10	719	789
Cascades Inc.		7.250%	2/15/13	770	801	A

					1,590

Pharmaceuticals	0.5%
Biovail Corporation		7.875%	4/1/10	731	762

STATEMENT OF NET ASSETS—Continued

Western Asset High Yield Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES		VALUE

Yankee Bonds—Continued

Services	0.5%
Compagnie Generale de Geophysique SA		10.625%	11/15/07	$885		$828

Special Purpose	1.5%
Calpine Canada Energy Finance		8.500%	5/1/08	1,310		753
MDP Acquisitions PLC		9.625%	10/1/12	868		915	A
Yell Finance BV		10.750%	8/1/11	570		635

						2,303

Telecommunications (Cellular/Wireless)	0.4%
Rogers Wireless Communications Inc.		9.625%	5/1/11	516		550

Transportation	0.8%
Teekay Shipping Corporation		8.875%	7/15/11	1,115		1,194

Total Yankee Bonds (Identified Cost—$13,695)						13,880

Common Stocks	N.M.

Engineering and Construction	N.M.
Washington Group International, Inc.				3	shs	60

Total Common Stocks (Identified Cost—$52)						60

Preferred Stocks	1.9%

Cable	0.9%
Cablevision Systems New York Group		11.125%		9		920
Cablevision Systems New York Group		11.750%		5		463

						1,383

Diversified Financial Services	0.6%
Sinclair Capital Corporation		11.625%		8		810

Industrial Conglomerates	N.M.
High Voltage Engineering Corporation		12.500%		0.238		2

Media	0.4%
Paxson Communications Corporation		13.250%		0.082		634

Telecommunications	N.M.
Intermedia Communications, Inc.		13.500%		1		7	G

Total Preferred Stocks (Identified Cost—$3,027)						2,836

Warrants	N.M.
Horizon PCS, Inc.				1	wts	0	K
Next Generation Network, Inc.				3		0	K
Washington Group International, Series A				2		0	K
Washington Group International, Series B				2		1	K
Washington Group International, Series C				1		0	K

Total Warrants (Identified Cost—$27)						1

Total Long-Term Securities (Identified Cost—$143,218)						142,557

	% OF NET ASSETS	PAR	VALUE

Short-Term Securities	4.7%

Repurchase Agreements	4.7%
Lehman Brothers, Inc. 1.32%, dated 3/31/03, to be repurchased at $7,082 on 4/1/03 (Collateral: $7,082 Federal Home Loan Bank bonds, 2.875% due 2/21/18, value, $7,224)		$7,082	$7,082

Total Short-Term Securities (Identified Cost—$7,082)			7,082

Total Investments (Identified Cost—$150,300)	99.8%		149,639
Other Assets Less Liabilities	0.2%		298

Net assets consist of:
Accumulated paid-in capital applicable to 15,687 Institutional Class shares outstanding		$155,917
Under/(Over) distributed net investment income		4,906
Accumulated net realized gain/(loss) on investments		(10,225)
Unrealized appreciation/(depreciation) of investments		(661)

Net assets	100.0%		$149,937

Net asset value per share:
Institutional Class			$9.56

A	Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 14.6% of net assets.
B	Stepped coupon security – A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
C	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
D	Bond is in default at March 31, 2003.
E	Unit – A security which consists of a bond and warrants to purchase the stock of the issuer.
F	Private placement.
G	Pay-in-Kind (“PIK”) security – A bond in which interest during the initial few years is paid in additional PIK securities rather than in cash.
H	Illiquid security valued at fair value under procedures adopted by the Board of Directors.
I	Convertible security – Security may be converted into common stock of the company.
J	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
K	Non-income producing.

N.M.—Not meaningful.

See notes to financial statements.

STATEMENT OF NET ASSETS

March 31, 2003

(Amounts in Thousands)

Western Asset Non-U.S. Fixed Income Portfolio

	% OF NET ASSETS	RATE	MATURITY DATE	PARA	VALUE

Long-Term Securities	95.3%

British Sterling	2.6%

Corporate Bonds and Notes	1.1%
Halifax plc		6.375%	4/3/08	200	$343
Landesbank Hessen-Thueringen Girozentrale		5.375%	3/7/12	200	330

					673

Government Obligations	1.5%
United Kingdom of Great Britain and Northern Ireland		5.750%	12/7/09	275	475
United Kingdom of Great Britain and Northern Ireland		6.000%	12/7/28	200	385

					860

Total British Sterling					1,533

Canadian Dollar	5.7%

Government Obligations	5.7%
Canadian Government		5.750%	6/1/29	4,800	3,350

Danish Krone	6.8%

Corporate Bonds and Notes	1.3%
Realkredit Danmark A/S		5.000%	10/1/35	2,912	412
Unikredit Realkredit		6.000%	7/1/29	2,403	361

					773

Government Obligations	5.5%
Kingdom of Denmark		5.000%	11/15/13	21,000	3,260

Total Danish Krone					4,033

Euro	62.1%

Corporate Bonds and Notes	13.3%
Caisse de Refinancement L’ Habitat		4.200%	4/25/11	2,000	2,198
CAM International		5.750%	4/3/12	400	450
Bank Nederlandse Gemeenten NV		5.625%	10/25/10	1,850	2,236
Bank of Scotland		5.125%	12/5/13	545	628
Kreditanstalt fuer Wiederaufbau		5.250%	1/4/10	1,800	2,140
ING Verzekeringen NV		6.250%	6/21/21	190	208

					7,860

U.S. Government and Agency Obligations	1.9%
Freddie Mac		5.750%	9/15/10	900	1,096

Government Obligations	46.9%
Federal Republic of Germany		3.750%	1/4/09	2,550	2,824
Federal Republic of Germany		5.500%	1/4/31	2,250	2,698

	% OF NET ASSETS	RATE	MATURITY DATE	PARA		VALUE

Euro—Continued

Government Obligations—Continued
Finland Republic		5.375%	7/4/13	3,500		$4,183
French Republic		5.750%	10/25/32	1,750		2,178
Hellenic Republic		6.500%	10/22/19	1,750		2,264
Italian Republic		6.000%	5/1/31	5,500		6,943
Kingdom of Belgium		5.500%	3/28/28	1,950		2,315
Kingdom of Spain		5.750%	7/30/32	1,750		2,171
Kingdom of the Netherlands		5.500%	1/15/28	1,750		2,094

						27,670

Total Euro						36,626

Norwegian Krone	4.3%

Government Obligations	4.3%
Kingdom of Norway		6.000%	5/16/11	17,700		2,555

Swedish Krona	13.8%

Corporate Bonds and Notes	3.7%
AB Spintab		5.750%	6/15/05	18,000		2,206

Government Obligations	10.1%
Kingdom of Sweden		5.500%	10/8/12	25,000		3,147
Statens Bostadsfinansier		5.500%	3/15/06	22,900		2,798

						5,945

Total Swedish Krona						8,151

Total Long-Term Securities (Identified Cost—$47,445)						56,248

Short-Term Securities	3.2%

Options PurchasedB	1.3%
Bundesobligation Call, June 2003, Strike Price EUR 110.50				35	C	164
Bundesobligation Call, June 2003, Strike Price EUR 112.25				325	C	174
Euribor Futures Call, September 2003, Strike Price EUR 94.50				45	C	400

						738

STATEMENT OF NET ASSETS—Continued

Western Asset Non-U.S. Fixed Income Portfolio—Continued

	% OF NET ASSETS	PARA	VALUE

Short-Term Securities—Continued

Repurchase Agreements	1.9%
Lehman Brothers, Inc. 1.32%, dated 3/31/03, to be repurchased at $1,136 on 4/1/03 (Collateral: $1,160 Federal Home Loan Bank bonds, 2.875%, due 2/21/18, value $1,159)		$1,136	$1,136

Total Short-Term Securities (Identified Cost—$1,983)			1,874

Total Investments (Identified Cost—$49,428)	98.5%		58,122
Other Assets Less Liabilities	1.5%		904

Net assets consist of:
Accumulated paid-in capital applicable to 5,411 Institutional Class shares outstanding		$54,092
Under/(Over) distributed net investment income		(3,673)
Accumulated net realized gain/(loss) on investments, options, futures and currency transactions		531
Unrealized appreciation/(depreciation) of investments, options, futures and currency translations		8,076

Net assets	100.0%		$59,026

Net asset value per share:
Institutional Class			$10.91

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)

Futures Contracts PurchasedB
Eurobobl Futures	June 2003	39	$(35)

A	Securities are grouped by the currencies in which they were issued, and the par amounts are also in the issuance currency.
B	Options and futures are described in more detail in the notes to financial statements.
C	Represents actual number of contracts.

See notes to financial statements.

STATEMENTS OF OPERATIONS

(Amounts in Thousands)

	YEAR ENDED MARCH 31, 2003

	WESTERN ASSET INTERMEDIATE PORTFOLIO	WESTERN ASSET CORE PORTFOLIO	WESTERN ASSET CORE PLUS PORTFOLIO	WESTERN ASSET INFLATION INDEXED BOND PORTFOLIO	WESTERN ASSET HIGH YIELD PORTFOLIO	WESTERN ASSET NON-U.S. FIXED INCOME PORTFOLIO

Investment Income:
Interest	$32,054	$63,220	$74,166	$12,618	$14,989	$2,832
Dividends	386	1,174	165	—	578	—

Total income	32,440	64,394	74,331	12,618	15,567	2,832

Expenses:
Advisory fee	2,400	5,191	5,824	503	794	257
Distribution and service fees:
Financial Intermediary Class	N/A	54	1	N/A	N/A	N/A
Transfer agent and shareholder servicing expense:
Institutional Class	39	72	75	22	14	16
Financial Intermediary Class	N/A	4	N/A	N/A	N/A	N/A
Audit and legal fees	43	75	115	41	31	32
Custodian fees	145	409	635	84	92	139
Directors' fees and expenses	28	47	56	11	9	7
Registration fees	15	63	92	13	17	9
Reports to shareholders	10	14	16	3	7	3
Other expenses	20	37	40	7	5	3

	2,700	5,966	6,854	684	969	466
Less fees (waived)/recaptured	—	20	(723)	(55)	(175)	(152)

Total expenses, net of waivers	2,700	5,986	6,131	629	794	314

Net Investment Income	29,740	58,408	68,200	11,989	14,773	2,518

Net Realized and Unrealized Gain/(Loss) on Investments:
Realized gain/(loss) on:
Investments	20,116	37,152	35,049	4,754	(9,702)	1,389
Options	(839)	8,892	11,446	79	—	416
Futures	(542)	(26,801)	(22,802)	407	—	—
Foreign currency transactions	N/A	N/A	(5,679)	—	—	(4,813)
Swaps	1,902	2,960	1,466	—	—	—

	20,637	22,203	19,480	5,240	(9,702)	(3,008)

Change in unrealized gain/(loss) on:
Investments, options, futures, swaps and foreign currency transactions	15,410	45,929	65,816	21,652	(2,170)	9,852
Assets and liabilities denominated in foreign currency	N/A	N/A	(70)	—	—	(12)

	15,410	45,929	65,746	21,652	(2,170)	9,840

Net Realized and Unrealized Gain/(Loss) on Investments	36,047	68,132	85,226	26,892	(11,872)	6,832

Change in Net Assets Resulting From Operations	$65,787	$126,540	$153,426	$38,881	$2,901	$9,350

N/A—Not	applicable.

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in Thousands)

	WESTERN ASSET INTERMEDIATE PORTFOLIO		WESTERN ASSET CORE PORTFOLIO

	YEARS ENDED		YEARS ENDED
	3/31/03	3/31/02	3/31/03	3/31/02

Change in Net Assets:
Net investment income	$29,740	$29,875	$58,408	$49,255

Net realized gain/(loss) on investments, options, futures, swaps and foreign currency transactions	20,637	5,531	22,203	23,891

Change in unrealized appreciation/(depreciation) of investments, options, futures, swaps and assets and liabilities denominated in foreign currencies	15,410	(15,551)	45,929	(23,760)

Change in net assets resulting from operations	65,787	19,855	126,540	49,386

Distributions to shareholders:
From net investment income:
Institutional Class	(29,740)	(29,884)	(57,541)	(48,731)
Financial Intermediary Class	N/A	N/A	(866)	(92)

From net realized gain on investments:
Institutional Class	(5,142)	(7,678)	(8,232)	(10,466)
Financial Intermediary Class	N/A	N/A	(30)	(21)

Change in net assets from Fund share transactions:
Institutional Class	(119,227)	188,081	370,610	154,985
Financial Intermediary Class	N/A	N/A	75,641	26

Change in net assets	(88,322)	170,374	506,122	145,087

Net Assets:
Beginning of year	628,196	457,822	973,429	828,342

End of year	$539,874	$628,196	$1,479,551	$973,429

Under/(Over) distributed net investment income	$(34)	$(397)	$755	$(403)

A	For the period September 28, 2001 (commencement of operations) to March 31, 2002.

N/A—Not applicable.

See notes to financial statements.

WESTERN ASSET CORE PLUS PORTFOLIO		WESTERN ASSET INFLATION INDEXED BOND PORTFOLIO		WESTERN ASSET HIGH YIELD PORTFOLIO		WESTERN ASSET NON-U.S. FIXED INCOME PORTFOLIO
YEARS ENDED		YEARS ENDED		YEARS ENDED		YEARS ENDED

3/31/03	3/31/02	3/31/03	3/31/02	3/31/03	3/31/02A	3/31/03	3/31/02

$68,200	$38,127	$11,989	$1,371	$14,773	$7,717	$2,518	$3,024

19,480	17,321	5,240	40	(9,702)	(523)	(3,008)	3,739

65,746	(19,828)	21,652	(2,206)	(2,170)	1,509	9,840	(4,076)

153,426	35,620	38,881	(795)	2,901	8,703	9,350	2,687

(68,241)	(37,772)	(11,989)	(1,371)	(14,132)	(3,452)	(636)	(3,741)
(15)	(2)	N/A	N/A	N/A	N/A	N/A	N/A

(12,750)	(17,685)	(3,799)	(84)	—	—	—	—
(3)	—	N/A	N/A	N/A	N/A	N/A	N/A

802,545	567,055	56,578	200,907	8,439	147,478	2,825	(44,844)
118	241	N/A	N/A	N/A	N/A	N/A	N/A

875,080	547,457	79,671	198,657	(2,792)	152,729	11,539	(45,898)

991,908	444,451	210,635	11,978	152,729	—	47,487	93,385

$1,866,988	$991,908	$290,306	$210,635	$149,937	$152,729	$59,026	$47,487

$(5,860)	$(364)	$—	$—	$4,906	$4,265	$(3,673)	$(742)

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share of common stock outstanding throughout each period shown, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements.

		INVESTMENT OPERATIONS

	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME	NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, OPTIONS, FUTURES, SWAPS, AND FOREIGN CURRENCY TRANSACTIONS		TOTAL FROM INVESTMENT OPERATIONS

Western Asset Intermediate Portfolio
—Institutional Class
Years Ended March 31,
2003	$10.39	$.53	$.62		$1.15
2002	10.65	.57A	(.13)		.44
2001	10.09	.68A	.56		1.24
2000	10.62	.63A	(.38)		.25
1999	10.85	.58A	.06		.64

—Financial Intermediary Class
Period Ended November 30, 1999B	$10.61	$.41C	$(.33)		$.08
Year Ended March 31, 1999F	10.60	.12C	(.11)		.01

Western Asset Core Portfolio
—Institutional Class
Years Ended March 31,
2003	$11.01	$.55	$.65		$1.20
2002	11.09	.62G	.05		.67
2001	10.39	.73G	.70		1.43
2000	11.01	.67G	(.46)		.21
1999	11.59	.64G	(.01)		.63

—Financial Intermediary Class
Years Ended March 31,
2003	$11.02	$.53	$.63		$1.16
2002	11.10	.59H	.06		.65
2001	10.40	.70H	.70		1.40
2000I	10.69	.45H	(.25)		.20

Western Asset Core Plus Portfolio
—Institutional Class
Years Ended March 31,
2003	$9.88	$.51J	$.62		$1.13
2002	10.07	.56J,K	.06K		.62
2001	9.48	.66J	.59		1.25
2000	9.97	.55J	(.37)		.18
1999L	10.00	.34J	(.08)		.26

—Financial Intermediary Class
Years Ended March 31,
2003	$9.87	$.48M	$.63		$1.11
2002N	10.04	.11K,M	(.17	)K	(.06)

DISTRIBUTIONS				RATIOS/SUPPLEMENTAL DATA

FROM NET INVESTMENT INCOME	FROM NET REALIZED GAIN ON INVESTMENTS	TOTAL DISTRIBUTIONS	NET ASSET VALUE, END OF PERIOD	TOTAL RETURN	EXPENSES TO AVERAGE NET ASSETS	NET INVESTMENT INCOME TO AVERAGE NET ASSETS	PORTFOLIO TURNOVER RATE		NET ASSETS, END OF PERIOD (IN THOUSANDS)

$(.53)	$(.09)	$(.62)	$10.92	11.37%	.45%	5.0%	238.5%		$539,874
(.57)	(.13)	(.70)	10.39	4.20%A	.45%A	5.3%A	274.8%		628,196
(.68)	—	(.68)	10.65	12.79%A	.45%A	6.6%A	328.4%		457,822
(.78)	—	(.78)	10.09	2.49%A	.45%A	6.3%A	440.8%		376,056
(.57)	(.30)	(.87)	10.62	6.01%A	.45%A	5.5%A	389.6%		314,534

$(.43)	$—	$(.43)	$10.26	.81%C,D	.70%C,E	5.9%C,E	440.8%		$—
—	—	—	10.61	.09%C,D	.70%C,E	5.2%C,E	389.6%		3,792

$(.55)	$(.09)	$(.64)	$11.57	11.19%	.49%	4.9%	438.6%		$1,400,431
(.62)	(.13)	(.75)	11.01	6.14%G	.50%G	5.6%G	595.2%		971,544
(.73)	—	(.73)	11.09	14.37%G	.50%G	6.8%G	387.2%		826,459
(.80)	(.03)	(.83)	10.39	1.99%G	.50%G	6.3%G	260.4%		649,038
(.65)	(.56)	(1.21)	11.01	5.61%G	.50%G	5.7%G	484.3%		685,489

$(.52)	$(.09)	$(.61)	$11.57	10.80%	.75%	4.1%	438.6%		$79,120
(.60)	(.13)	(.73)	11.02	5.88%H	.75%H	5.3%H	595.2%		1,885
(.70)	—	(.70)	11.10	13.96%H	.75%H	6.6%H	387.2%		1,883
(.49)	—	(.49)	10.40	1.97%D,H	.75%E,H	6.2%E,H	260.4%		1,456

$(.51)	$(.10)	$(.61)	$10.40	11.78%J	.45%J	5.0%J	422.6%		$1,866,619
(.54)	(.27)	(.81)	9.88	6.34%J	.45%J	5.3%J	590.7%		991,673
(.66)	—	(.66)	10.07	13.73%J	.46%J	6.8%J	432.8%		444,451
(.67)	—	(.67)	9.48	1.95%J	.50%J	6.2%J	315.9%		215,184
(.22)	(.07)	(.29)	9.97	2.58%D,J	.50%J	5.4%E,J	565.7%	E	119,646

$(.48)	$(.10)	$(.58)	$10.40	11.57%M	.70%M	4.8%M	422.6%		$369
(.11)	—	(.11)	9.87	(.57)%D,M	.70%E,M	5.3%E,M	590.7%	E	235

FINANCIAL HIGHLIGHTS—Continued

		INVESTMENT OPERATIONS

	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME	NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, OPTIONS, FUTURES, SWAPS AND FOREIGN CURRENCY TRANSACTIONS	TOTAL FROM INVESTMENT OPERATIONS

Western Asset Inflation Indexed Bond Portfolio
—Institutional Class
Years Ended March 31,
2003	$9.92	$.51O	$1.19	$1.70
2002	9.98	.41K,O	.01K	.42
2001P	10.00	.08O	(.02)	.06

Western Asset High Yield Portfolio
—Institutional Class
Years Ended March 31,
2003	$10.36	$.96Q	$(.82)	$.14
2002R	10.00	.53Q	.07	.60

Western Asset Non-U.S. Fixed Income Portfolio
—Institutional Class
Years Ended March 31,
2003	$9.25	$.47S	$1.30	$1.77
2002	9.25	—K,S	.46K	.46
2001	9.59	.59S	(.05)	.54
2000	10.21	.49S	(.47)	.02
1999T	10.00	.30S	.31	.61

A	Net of advisory fees waived by the adviser pursuant to a voluntary expense limitation of 0.45%. If no fees had been waived by the adviser, the annualized ratio of expenses to average net assets would have been as follows: for the years ended March 31, 2002, 0.47%; 2001, 0.47%; 2000, 0.48%; and 1999, 0.48%.
B	Liquidation of Financial Intermediary Class shares.
C	Net of advisory fees waived by the adviser pursuant to a voluntary expense limitation of 0.70%. If no fees had been waived by the adviser, the annualized ratio of expenses to average net assets would have been as follows: for the period ending November 30, 1999 (liquidation of Financial Intermediary Class shares), 0.74%; and for the period January 7, 1999 (commencement of operations) to March 31, 1999, 0.73%.
D	Not annualized.
E	Annualized.
F	For the period January 7, 1999 (commencement of operations) to March 31, 1999.
G	Net of advisory fees waived by the adviser pursuant to a voluntary expense limitation of 0.50%. If no fees had been waived by the adviser, the annualized ratio of expenses to average net assets would have been as follows: for the years ended March 31, 2002, 0.52%; 2001, 0.53%; 2000, 0.51%, and 1999, 0.50%.
H	Net of advisory fees waived by the adviser pursuant to a voluntary expense limitation of 0.75%. If no fees had been waived by the adviser, the annualized ratio of expenses to average net assets would have been as follows: for the years ended March 31, 2002, 0.77%; and 2001, 0.78%; and for the period July 22, 1999 (commencement of operations) to March 31, 2000, 0.76%.
I	For the period July 22, 1999 (commencement of operations) to March 31, 2000.
J	Net of advisory fees waived by the adviser pursuant to a voluntary expense limitation of 0.50% to June 30, 2000, and 0.45% thereafter. If no fees had been waived by the adviser, the annualized ratio of expenses to average net assets would have been as follows: for the years ended March 31, 2003, 0.50%; 2002, 0.54%; 2001, 0.57%; and 2000, 0.65%; and for the period July 8, 1998 (commencement of operations) to March 31, 1999, 0.65%.
K	The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the Fund's aggregate gains and losses because of the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the investment portfolio.
L	For the period July 8, 1998 (commencement of operations) to March 31, 1999.

DISTRIBUTIONS				RATIOS/SUPPLEMENTAL DATA

FROM NET INVESTMENT INCOME	FROM NET REALIZED GAIN ON INVESTMENTS	TOTAL DISTRIBUTIONS	NET ASSET VALUE, END OF PERIOD	TOTAL RETURN	EXPENSES TO AVERAGE NET ASSETS	NET INVESTMENT INCOME TO AVERAGE NET ASSETS	PORTFOLIO TURNOVER RATE	NET ASSETS END OF YEAR (IN THOUSANDS)

$(.51)	$(.15)	$(.66)	$10.96	17.62%O	.25%O	4.8%O	75.4%	$290,306
(.41)	(.07)	(.48)	9.92	4.28%O	.25%O	5.0%O	79.5%	210,635
(.08)	—	(.08)	9.98	.55%D,O	.25%E,O	8.9%E,O	—	11,978

$(.94)	$—	$(.94)	$9.56	2.22%Q	.55%Q	10.2%Q	110.1%	$149,937
(.24)	—	(.24)	10.36	6.02%D,Q	.55%E,Q	10.4%E,Q	51.8%E	152,729

$(.11)	$—	$(.11)	$10.91	19.26%S	.55%S	4.4%S	187.5%	$59,026
(.46)	—	(.46)	9.25	5.21%S	.55%S	4.5%S	307.6%	47,487
(.88)	—	(.88)	9.25	6.31%S	.55%S	5.6%S	263.4%	93,385
(.50)	(.14)	(.64)	9.59	.57%S	.55%S	4.9%S	347.1%	62,526
(.20)	(.20)	(.40)	10.21	5.81%D,S	.55%E,S	4.1%E,S	388.0%E	65,358

M	Net of advisory fees waived by the adviser pursuant to a voluntary expense limitation of 0.70%. If no fees had been waived by the adviser, the annualized ratio of expenses to average net assets would have been as follows: for the year ended March 31, 2003, 0.75%; and for the period January 8, 2002 (commencement of operations) to March 31, 2002, 0.75%.
N	For the period January 8, 2002 (commencement of operations) to March 31, 2002.
O	Net of advisory fees waived by the adviser pursuant to a voluntary expense limitation of 0.25%. If no fees had been waived by the adviser, the annualized ratio of expenses to average net assets would have been as follows: for the years ended March 31, 2003, 0.27%; and 2002, 0.67%; and for the period March 1, 2001 (commencement of operations) to March 31, 2001, 2.03%.
P	For the period March 1, 2001 (commencement of operations) to March 31, 2001.
Q	Net of advisory fees waived by the adviser pursuant to a voluntary expense limitation of 0.55%. If no fees had been waived by the adviser, the annualized ratio of expenses to average net assets would have been as follows: for the year ended March 31, 2003, 0.67%; and for the period September 28, 2001 (commencement of operations) to March 31, 2002, 0.75%.
R	For the period September 28, 2001 (commencement of operations) to March 31, 2002.
S	Net of advisory fees waived by the adviser pursuant to a voluntary expense limitation of 0.55%. If no fees had been waived by the adviser, the annualized ratio of expenses to average net assets would have been as follows: for the years ended March 31, 2003, 0.82%; 2002, 0.82%; 2001, 0.85; and 2000, 0.83%; and for the period July 15, 1998 (commencement of operations) to March 31, 1999, 0.85%.
T	For the period July 15, 1998 (commencement of operations) to March 31, 1999.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

(Amounts in Thousands)

1. Significant Accounting Policies:

Western Asset Funds, Inc. (“Corporation”), consisting of Western Asset Intermediate Portfolio (“Intermediate”), Western Asset Core Portfolio (“Core”), Western Asset Core Plus Portfolio (“Core Plus”), Western Asset Inflation Indexed Bond Portfolio (“Inflation Indexed”), Western Asset High Yield Portfolio (“High Yield”) and Western Asset Non-U.S. Fixed Income Portfolio (“Non-U.S.”) (individually a “Fund”, collectively the “Funds”), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company with the exception of Non-U.S., which is non-diversified. Effective May 31, 2001, the Corporation changed its name to Western Asset Funds, Inc. from LM Institutional Fund Advisors I, Inc.

Each Fund offers two classes of shares: Institutional Class and Financial Intermediary Class. Shares in the Financial Intermediary Class bear a distribution fee. The Financial Intermediary Classes of Intermediate, Core and Core Plus commenced operations on January 7, 1999, July 22, 1999, and January 8, 2002, respectively. The Financial Intermediary Class shares of Intermediate were redeemed on November 30, 1999. The Financial Intermediary Classes of Inflation Indexed, High Yield, and Non-U.S. are not active. The income and expenses of each of the Funds are allocated proportionately to the two classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only on the Financial Intermediary Class shares.

Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

Security Valuation

Securities owned by the Funds for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are fair valued by the Board of Directors or the Funds’ Valuation Committee pursuant to procedures adopted by the Board. In determining fair value, the Board of Directors or the Funds’ Valuation Committee consider all relevant qualitative and quantitative factors available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investments existed, and the differences could be material. At March 31, 2003, $51, or 0.03%, of High Yield’s net assets were fair valued in accordance with the procedures adopted by the Board of Directors. Securities with remaining maturities of 60 days or less are generally valued at amortized cost by each Fund.

With respect to Core Plus, High Yield, Inflation Indexed and Non-U.S., where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Funds’ adviser to be the primary market. The Funds will value their foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

Security Transactions

Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes. At March 31, 2003, receivables for securities sold and payables for securities purchased for each Fund were as follows:

	Receivable for Securities Sold	Payable for Securities Purchased
Intermediate	$4,771	$17,565
Core	3,282	373,991
Core Plus	3,287	476,805
Inflation Indexed	—	—
High Yield	1,486	4,715
Non-U.S.	1,418	2,120

For the year ended March 31, 2003, investment transactions (excluding short-term investments) were as follows:

	Purchases		Proceeds From Sales
	U.S. Gov’t Securities	Other	U.S. Gov’t Securities	Other
Intermediate	$937,683	$315,652	$958,217	$392,809
Core	4,961,293	726,014	4,854,550	647,700
Core Plus	5,599,445	1,021,836	5,322,326	735,944
Inflation Indexed	226,249	5,111	180,945	2,500
High Yield	1,545	153,650	1,545	148,377
Non-U.S.	—	98,752	—	99,978

Foreign Currency Translation

Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars at the current rate of exchange. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period while the fund seeks to assert its rights. The Funds’ investment advisers review the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Options, Futures and Swap Agreements

The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As a contract’s value fluctuates, payments known as variation margin are made or received by the Funds each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a gain or loss when the contract is closed. Swap agreements are priced daily based upon quotations from brokers and the change, if any, is recorded as unrealized appreciation or depreciation.

Investment Income and Distributions to Shareholders

Dividend income and distributions to shareholders are allocated at the class level and are recorded on the ex-dividend date. Dividends from net investment income are declared daily and paid monthly for each Fund except High Yield and Non-U.S., which declare and pay dividends quarterly. Net capital gain distributions, which are calculated at the Fund level, are declared and paid  after the end of the tax year in which the gain is realized. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America; accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under federal income tax regulations. At March 31, 2003, accrued dividends payable were as follows: Intermediate $67, Core, $322, Core Plus, $1,200, Inflation Indexed, $305, High Yield, $0, and Non-U.S., $0. Interest income and expenses are recorded on the accrual basis. Bond discounts and premiums are amortized and included in interest income for financial reporting and federal income tax purposes.

2. Federal Income Taxes:

No provision for federal income or excise taxes is required since each Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gains to its shareholders. Because federal

NOTES TO FINANCIAL STATEMENTS—Continued

(Amounts in Thousands)

income tax regulations differ from accounting principles generally accepted in the United States, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

Distributions during the years ended March 31, 2003 and 2002, were characterized as follows for tax purposes:

	Intermediate		Core
	2003	2002	2003	2002
Ordinary income	$31,385	$35,790	$60,987	$56,084
Long-term capital gains	3,497	1,772	5,682	3,226

Total distributions	$34,882	$37,562	$66,669	$59,310

	Core Plus		Inflation Indexed
	2003	2002	2003	2002
Ordinary income	$74,122	$52,257	$15,685	$1,455
Long-term capital gains	6,887	3,202	103	—

Total distributions	$81,009	$55,459	$15,788	$1,455

	High Yield		Non-U.S.
	2003	2002	2003	2002
Ordinary income	$14,132	$3,452	$636	$3,741
Long-term capital gains	—	—	—	—

Total distributions	$14,132	$3,452	$636	$3,741

Pursuant to federal income tax regulations applicable to investment companies, the Funds have elected to treat net capital losses realized between November 1 and March 31 of each year (“post-October loss”) as occurring on the first day of the following tax year. For the year ended March 31, 2003, realized capital losses reflected in the accompanying financial statements, as shown in the table below, will not be recognized for federal income tax purposes until the fiscal year ending March 31, 2004.

The tax-basis components of net assets at March 31, 2003, were as follows:

	INTERMEDIATE	CORE	CORE PLUS	INFLATION INDEXED	HIGH YIELD	NON-U.S.
Unrealized appreciation	$23,101	$60,643	$80,547	$19,529	$8,253	$10,113
Unrealized depreciation	(11,443)	(28,540)	(30,076)	(90)	(8,079)	(1,345)

Net unrealized appreciation/(depreciation)	11,658	32,103	50,471	19,439	174	8,768
Undistributed ordinary income	6,366	22,375	24,316	1,539	3,710	1,745
Undistributed long-term capital gain	5,107	—	—	148	—	—
Capital loss carryforwards	—	—	—	—	(7,167)	—
Post-October and other losses	—	—	(8,533)	—	(2,697)	(5,579)
Paid-in capital	516,743	1,425,073	1,800,734	269,180	155,917	54,092

Net assets	$539,874	$1,479,551	$1,866,988	$290,306	$149,937	$59,026

The Funds intend to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. As of March 31, 2003, High Yield had a capital loss carryforward of $444 and $6,723, which expire in 2010 and 2011, respectively; there were no capital loss carryforwards for Intermediate, Core, Core Plus, Inflation Indexed and Non-U.S., respectively.

For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended March 31, 2003, the Funds recorded the following permanent reclassifications, which primarily relate to various tax adjustments. Results of operations and net assets were not affected by these  reclassifications.

	INTERMEDIATE	CORE	CORE PLUS	INFLATION INDEXED	HIGH YIELD	NON-U.S.
Undistributed net investment income	$363	$1,157	$(5,440)	$—	$—	$(4,813)
Accumulated net realized gain/(loss)	(363)	(1,157)	5,440	—	—	4,813

At March 31, 2003, the cost of investments for federal income tax purposes was as follows:

Intermediate	$625,332
Core	1,973,754
Core Plus	2,073,091
Inflation Indexed	268,261
High Yield	149,464
Non-U.S.	48,735

3. Financial Instruments:

Forward Currency Exchange Contracts

As part of their investment programs, Core Plus, Inflation Indexed, High Yield and Non-U.S. may utilize forward currency exchange contracts. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation’s prospectus and statement of additional information.

Forward foreign currency contracts are marked-to-market daily using forward foreign currency exchange rates supplied by an independent pricing service. The change in a contract’s market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed or delivery is taken, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Funds’ securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

NOTES TO FINANCIAL STATEMENTS—Continued

(Amounts in Thousands)

At March 31, 2003, open forward currency exchange contracts were as follows:

Core Plus

SETTLEMENT DATE	CONTRACT TO				UNREALIZED GAIN/(LOSS)
	RECEIVEA		DELIVERA
5/20/03	USD	94,187	EUR	88,008	$(1,582)
5/20/03	EUR	4,812	USD	5,237	(1)
5/20/03	USD	2,060	SEK	17,729	(26)

					$(1,609)

Non-U.S.

SETTLEMENT DATE	CONTRACT TO				UNREALIZED GAIN/(LOSS)
	RECEIVEA		DELIVERA
5/20/03	CAD	10,545	USD	6,862	$295
5/20/03	USD	3,482	CAD	5,114	11
5/20/03	USD	773	DKK	5,382	(17)
5/20/03	EUR	4,200	USD	4,599	(28)
5/20/03	USD	39,010	EUR	36,505	(715)
5/20/03	USD	1,753	GBP	1,087	42
5/20/03	NOK	25,186	USD	3,608	(165)
5/20/03	USD	3,179	NOK	22,416	115
5/20/03	USD	7,986	SEK	68,733	(103)

					$(565)

Options and Futures

As part of their investment programs, the Funds may utilize options and futures. Options may be written (sold) or purchased by the Funds. When a Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When a Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and its value is marked-to-market daily.

When options, whether written or purchased, expire, are exercised or are closed (by entering into a closing purchase or sale transaction), the Fund realizes a gain or loss as described in the chart below:

Purchased option:	Impact on the Fund:
The option expires	Realize a loss in the amount of the cost of the option.

The option is closed through a closing sale transaction	Realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option.

The Fund exercises a call option	The cost of the security purchased through the exercise of the option will be increased by the premium originally paid to purchase the option.

The Fund exercises a put option	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be reduced by the premium originally paid to purchase the put option.

A	Definitions of currency abbreviations:

CAD—Canadian dollar

DKK—Danish krona

EUR—Euro

GBP—British pound

NOK—Norwegian krone

SEK—Swedish krona

USD—United States dollar

Written option:	Impact on the Fund:
The option expires	Realize a gain equal to the amount of the premium received.

The option is closed through a closing purchase transaction

Realize a gain or loss without regard to any unrealized gain or loss on the underlying security and eliminate the option liability. The Fund will realize a loss in this transaction if the cost of the closing purchase exceeds the premium received when the option was written.

A written call option is exercised by the option purchaser	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be increased by the premium originally received when the option was written.

A written put option is exercised by the option purchaser	The amount of the premium originally received will reduce the cost of the security that the Fund purchased when the option was exercised.

The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the statement of net assets. The risk in writing a covered call option is that a Fund may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability or unwillingness to perform. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation’s prospectus and statement of additional information.

Activity in written call and put options during the year ended March 31, 2003, was as follows:

	CALLS		PUTS
Intermediate	CONTRACTS*	PREMIUMS	CONTRACTS*	PREMIUMS
Options outstanding at March 31, 2002	158	$86	220	$230
Options written	1,919	1,098	2,459	1,218
Options closed	(2,077)	(1,184)	(2,134)	(1,169)
Options expired	—	—	(545)	(279)
Options exercised	—	—	—	—

Options outstanding at March 31, 2003	—	$—	—	$—

	CALLS		PUTS
Core	CONTRACTS*	PREMIUMS	CONTRACTS*	PREMIUMS
Options outstanding at March 31, 2002	4,707	$3,342	1,863	$1,434
Options written	31,597,744	15,364	18,293	15,949
Options closed	(12,281)	(11,037)	(12,054)	(12,368)
Options expired	(2,682)	(1,601)	(4,627)	(2,378)
Options exercised	(3,901)	(3,247)	(680)	(372)

Options outstanding at March 31, 2003	31,583,587	$2,821	2,795	$2,265

	CALLS		PUTS
Core Plus	CONTRACTS*	PREMIUMS	CONTRACTS*	PREMIUMS
Options outstanding at March 31, 2002	7,405,624	$3,721	1,811	$1,387
Options written	39,140,319	17,797	21,101	18,567
Options closed	(13,679)	(12,067)	(13,588)	(14,103)
Options expired	(7,402,961)	(1,982)	(5,089)	(2,579)
Options exercised	(5,056)	(4,104)	(809)	(450)

Options outstanding at March 31, 2003	39,124,247	$3,365	3,426	$2,822

*	Actual number of contracts

NOTES TO FINANCIAL STATEMENTS—Continued

(Amounts in Thousands)

	CALLS		PUTS
Inflation Indexed	CONTRACTS*	PREMIUMS	CONTRACTS*	PREMIUMS
Options outstanding at March 31, 2002	—	$—	—	$—
Options written	265	265	140	76
Options closed	(179)	(176)	(100)	(55)
Options expired	—	—	—	—
Options exercised	—	—	—	—

Options outstanding at March 31, 2003	86	$89	40	$21

	CALLS		PUTS
Non-U.S.	CONTRACTS*	PREMIUMS	CONTRACTS*	PREMIUMS
Options outstanding at March 31, 2002	—	$—	—	$—
Options written	—	—	7,250,000	102
Options closed	—	—	—	—
Options expired	—	—	(7,250,000)	(102)
Options exercised	—	—	—	—

Options outstanding at March 31, 2003	—	$—	—	$—

Upon entering into a futures contract, the Funds are required to deposit with the broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For Non-U.S. and foreign denominated futures held in Core Plus, payment is not sent daily, but is recorded as a net payable or receivable by the Fund to or from the futures broker, which holds cash collateral from the Fund. The daily changes in contract value are recorded as unrealized gains or losses and each Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

The Funds enter into futures contracts in connection with their interest rate management strategy. Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. The change in value of the futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with changes in interest rates. In addition, there is a risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation’s prospectus and statement of additional information.

The open futures positions and related appreciation or depreciation at March 31, 2003, are listed at the end of each Fund’s statement of net assets.

Swap Agreements

The use of swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although a Fund will not enter into any swap agreement unless the adviser believes that the other party to the transaction is creditworthy, a Fund does bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation’s prospectus and statement of additional information.

The Funds may invest in different types of swap agreements. Currently, the Funds hold interest rate swap contracts and credit default swap contracts (denoted in the table below by a superscript 1 or 2, respectively). Interest rate swap contracts involve the exchange of commitments to pay and receive interest based on a notional principal amount. Credit default swap contracts represent the exchange of commitments to provide a level of credit protection for a commitment to receive interest at a fixed rate based on the potential risk of default of the relevant underlying issuer. The relevant underlying issuer for credit default swap contracts is listed in a parenthetical reference following the agreement counterparty.

The following is a summary of open swap contracts outstanding at March 31, 2003.

Intermediate:

AGREEMENT WITH:	TERMINATION DATE	THE FUND AGREES TO PAY	THE FUND WILL RECEIVE	CONTRACT NOTIONAL AMOUNT	UNREALIZED APPRECIATION/ (DEPRECIATION)
Goldman Sachs & Co.	December 4, 2012	4.67769% Semi-Annually	3-Month LIBORB Quarterly	$ 9,000[1]	$ (357)

Lehman Brothers (Dynegy Holdings, 8.75%, due 2/15/12)	April 23, 2007	Specified amount upon credit event noticeC	3.00% Quarterly	2,200[2]	(1,210)

Merrill Lynch (Dynegy Holdings, 6.875%, due 4/1/11)	May 15, 2003	Specified amount upon credit event noticeC	3.50% Quarterly	800[2]	(19)

				$12,000	$(1,586)

Core:
AGREEMENT WITH:	TERMINATION DATE	THE FUND AGREES TO PAY	THE FUND WILL RECEIVE	CONTRACT NOTIONAL AMOUNT	UNREALIZED APPRECIATION/ (DEPRECIATION)
Deutsche Bank (Dynegy Holdings, 8.75%, due 2/15/12)	May 1, 2007	Specified amount upon credit event noticeC	5.25% Quarterly	$ 3,340[2]	$(1,002)

Goldman Sachs & Co.	December 4, 2012	4.67769% Semi-Annually	3-Month LIBORB Quarterly	19,000[1]	(754)

				$22,340	$(1,756)

Core Plus:
AGREEMENT WITH:	TERMINATION DATE	THE FUND AGREES TO PAY	THE FUND WILL RECEIVE	CONTRACT NOTIONAL AMOUNT	UNREALIZED APPRECIATION/ (DEPRECIATION)
Deutsche Bank (Dynegy Holdings, 8.75%, due 2/15/12)	April 23, 2007	Specified amount upon credit event noticeC	2.95% Quarterly	$ 2,250[2]	$ (675)

Deutsche Bank (Dynegy Holdings, 8.75%, due 2/15/12)	May 1, 2007	Specified amount upon credit event noticeC	5.25% Quarterly	3,460[2]	(1,038)

Goldman Sachs & Co.	December 4, 2012	4.67769% Semi-Annually	3-Month LIBORB Quarterly	22,000[1]	(873)

Merrill Lynch (Verizon Global Funding Corp., 0%, due 5/15/21)	June 15, 2004	Specified amount upon credit event noticeD	0.75% Quarterly	2,500[2]	(3)

				$30,210	$(2,589)

B	London Interbank Offered Rate.
C	Fund will pay $1,000,000 upon bankrupty or failure to make a scheduled interest payment; $10,000,000 upon default.
D	Fund will pay $1,000,000 upon bankruptcy or failure to make a scheduled interest payment.

NOTES TO FINANCIAL STATEMENTS—Continued

(Amounts in Thousands)

Inflation Indexed:
AGREEMENT WITH:	TERMINATION DATE	THE FUND AGREES TO PAY	THE FUND WILL RECEIVE	CONTRACT NOTIONAL AMOUNT	UNREALIZED APPRECIATION/ (DEPRECIATION)
Merrill Lynch (Verizon Global Funding Corp., 0%, due 5/15/21)	June 15, 2004	Specified amount upon credit event noticeD	0.75% Quarterly	$2,500[2]	$(3)

				$2,500	$(3)

4. Securities Loaned:

Each Fund may lend its securities to approved brokers to earn additional income and will receive cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by each Fund’s lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of the loaned  securities.

At March 31, 2003, the market value of securities on loan to broker-dealers was $89,024 and $175,399 for Intermediate and Core, respectively. Cash collateral received was $92,149 and $190,109 for Intermediate and Core, respectively. Such collateral is in the possession of each Fund’s custodian. The cash was invested in the State Street Navigator Securities Lending Prime Portfolio and is included in each Fund’s statement of net assets. As with other extensions of credit, each Fund may bear the risk of delay in recovery should the borrower of the securities fail financially.

5. Transactions With Affiliates:

Each Fund has a management agreement with Legg Mason Fund Adviser, Inc. (“LMFA”). Western Asset Management Company (“Western Asset”) is the investment adviser to Intermediate, Core, Core Plus, Inflation Indexed and High Yield. Western Asset Management Company Limited (“WAML”) is the investment adviser to Non-U.S. and shares advisory responsibilities with Western Asset for Core Plus. Pursuant to their respective agreements, LMFA provides the Funds with management and administrative services for which each Fund pays a fee, computed daily and payable monthly, at annual rates of each Fund’s average daily net assets as follows: 0.40% for Intermediate; ranging from 0.45% of the first $500 million to 0.40% over $1 billion for Core and Core Plus; 0.20% for Inflation Indexed; 0.55% for High Yield; and 0.45% for Non-U.S. LMFA pays Western Asset a fee, computed daily and payable monthly, at an annual rate of 0.55% of average daily net assets for High Yield, 0.40% of average daily net assets for Intermediate, 0.20% of average daily net assets for Inflation Indexed Bond, and ranging from 0.45% of the first $500 million of average daily net assets of Core to 0.40% of the average daily net assets of Core over $1 billion. With respect to Core Plus, LMFA pays to Western Asset and WAML a fee, computed daily and payable monthly, at an annual rate ranging from 0.45% of the first $500 million of average daily net assets of Core Plus to 0.40% of the average daily net assets of Core Plus over $1 billion. Such fee is paid to Western Asset and WAML in proportion to the percentage of the net assets of Core Plus managed by Western Asset and WAML, respectively. LMFA pays WAML a fee, computed daily and payable monthly, at an annual rate of 0.45% of average daily net assets for Non-U.S. At March 31, 2003, $189, $515, $515, $43, $56, and $11 was due to LMFA for Intermediate, Core, Core Plus, Inflation Indexed, High Yield and Non-U.S., respectively. LMFA, Western Asset and WAML have voluntarily agreed to waive their fees and reimburse the Funds to the extent each Fund’s expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month annual rates of each Fund’s average daily net assets as follows for Institutional Class: 0.45% for Intermediate, 0.50% for Core; 0.45% for Core Plus; 0.25% for Inflation Indexed, 0.55% for High Yield and 0.55% for Non-U.S.; and for Financial Intermediary Class: 0.70% for Intermediate, 0.75% for Core, and 0.70% for Core Plus. Western Asset and WAML have also agreed to waive their advisory fees (which are paid by LMFA, and not the Funds) in corresponding amounts.

Legg Mason Wood Walker, Incorporated (“LMWW”), a member of the New York Stock Exchange, serves as distributor of the Funds’ shares. LMWW receives from each Fund an annual distribution fee of 0.25% of the average daily net assets of the Financial Intermediary Class of each Fund, computed daily and payable monthly. At March 31, 2003, $15 was due to LMWW from Core.

LMFA, Western Asset, WAML and LMWW are wholly owned subsidiaries of Legg Mason, Inc.

6. Fund Share Transactions:

At March 31, 2003, there were 13.1 billion shares of common stock of the Corporation authorized at $.001 par value. Transactions in Fund shares were as follows:

	SOLD		REINVESTMENT OF DIVIDENDS		REPURCHASED		NET CHANGE
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Intermediate
Institutional Class
Year Ended Mar. 31, 2003	16,609	$178,235	3,004	$32,131	(30,621)	$(329,593)	(11,008)	$(119,227)
Year Ended Mar. 31, 2002	25,934	277,655	2,932	31,193	(11,393)	(120,767)	17,473	188,081

Core
Institutional Class
Year Ended Mar. 31, 2003	63,347	$715,929	5,789	$64,840	(36,378)	$(410,159)	32,758	$370,610
Year Ended Mar. 31, 2002	29,633	333,443	4,988	55,956	(20,878)	(234,414)	13,743	154,985
Financial Intermediary Class
Year Ended Mar. 31, 2003	7,268	$82,500	79	$903	(682)	$(7,762)	6,665	$75,641
Year Ended Mar. 31, 2002	63	712	10	113	(72)	(799)	1	26

Core Plus
Institutional Class
Year Ended Mar. 31, 2003	95,998	$972,861	6,485	$65,336	(23,407)	$(235,652)	79,076	$802,545
Year Ended Mar. 31, 2002	63,580	641,272	4,624	46,337	(11,950)	(120,554)	56,254	567,055
Financial Intermediary Class
Year Ended Mar. 31, 2003	11	$110	2	$17	(1)	$(9)	12	$118
Year Ended Mar. 31, 2002E	24	239	—	2	—	—	24	241

Inflation Indexed
Institutional Class
Year Ended Mar. 31, 2003	5,334	$57,156	1,405	$14,773	(1,490)	$(15,351)	5,249	$56,578
Year Ended Mar. 31, 2002	19,944	200,029	88	878	—	—	20,032	200,907

High Yield
Institutional Class
Year Ended Mar. 31, 2003	1,438	$12,957	1,564	$14,132	(2,054)	$(18,650)	948	$8,439
Year Ended Mar. 31, 2002F	14,418	144,182	336	3,452	(15)	(156)	14,739	147,478

Non-U.S.
Institutional Class
Year Ended Mar. 31, 2003	3,383	$34,089	64	$636	(3,171)	$(31,900)	276	$2,825
Year Ended Mar. 31, 2002	1,694	15,760	418	3,741	(7,070)	(64,345)	(4,958)	(44,844)

E	For the period January 8, 2002 (commencement of operations) to March 31, 2002.
F	For the period September 28, 2001 (commencement of operations) to March 31, 2002.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Western Asset Funds, Inc. and Shareholders of Western Asset Intermediate Portfolio, Western Asset Core Portfolio, Western Asset Core Plus Portfolio, Western Asset Inflation Indexed Bond Portfolio, Western Asset High Yield Portfolio and Western Asset Non-U.S. Fixed Income Portfolio:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Western Asset Intermediate Portfolio, Western Asset Core Portfolio, Western Asset Core Plus Portfolio, Western Asset Inflation Indexed Bond Portfolio, Western Asset High Yield Portfolio and Western Asset Non-U.S. Fixed Income Portfolio (six of the Portfolios comprising Western Asset Funds, Inc., hereafter referred to as the “Funds”) at March 31, 2003, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2003, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland

May 22, 2003

DIRECTORS AND OFFICERS

The table below provides information about each of the Corporation’s directors and officers, including biographical information about their business experience and information about their relationships with Western Asset Management Company and its affiliates. Unless otherwise noted, the mailing address of each director and officer is 117 East Colorado Boulevard, Pasadena, California 91105.

Name and Age	Position(s) Held With Company	Term of Office and Length of Time ServedA	Number of Portfolios Overseen in the Fund ComplexB	Other Directorships Held	Principal Occupation(s) During the Past Five Years

Independent Directors:

William G. McGagh Age 73	Chairman and Director	Since 1990	13	None

Consultant, McGagh Associates (corporate financial consulting), since 1989; Chairman of the Board of the John Tracy Clinic; Chairman of the Board of the Los Angeles Orthopedic Hospital. Formerly: Senior Vice President, Chief Financial Officer and Director of Northrup Grumman Corporation (defense, aerospace and cyberspace products).

Ronald J. Arnault Age 59	Director	Since 1997	13	None	Retired (1996), Executive Vice President, Chief Financial Officer and Director of Atlantic Richfield Company.

John E. Bryson Age 59	Director	Since 1998	13	The Boeing Company and The Walt Disney Company.	Chairman and CEO, Edison International (since 1990); Chairman of Southern California Edison Company (1990-1999 and 2003-present); CEO of Southern California Edison Company (1990-1999).

Anita L. DeFrantz Age 50	Director	Since 1998	13	None

President (since 1987) and Director (since 1990), American Athletic Foundation of Los Angeles; President and Director, Kids in Sports (since 1994); Vice President and Director, International Rowing Foundation (since 1997); Member, International Olympic Committee (“IOC”) (since 1986); member, IOC Executive Board (1992-2001); Member, U.S. Olympic Committee (“USOC”) (since 1976); member, USOC Executive Board
(since 1977).

William E.B. Siart Age 56	Director	Since 1997	13	Sybron Dental Specialties, Inc.

Chairman, Walt Disney Concert Hall, Inc., since 1998; Chairman, since 2000, President and Chief Executive Officer (1998-2000), Excellent Education Development. Formerly: Chairman and Chief Executive Officer, First Interstate Bancorp.

Louis A. Simpson Age 66	Director	Since 1994	13	Comcast Corp. and ResMed Inc.	President and CEO, Capital Operations of GEICO Corporation (since 1993). Formerly: President and CEO of Western Asset (1977-1979).

Directors and Officers—Continued

Name and Age	Position(s) Held With Company	Term of Office and Length of Time ServedA	Number of Portfolios Overseen in the Fund ComplexB	Other Directorships Held	Principal Occupation(s) During the Past Five Years

Interested Directors:

Ronald L. OlsonC Age 61	Director	Since 1990	13	Edison International, City National Corporation and Berkshire Hathaway Inc.	Senior Partner, Munger, Tolles & Olson (a law partnership); Chairman of the Board of Trustees of RAND Corporation (nonprofit institution).

Edward A. Taber IIID Age 58 100 Light Street Baltimore, MD 21203	Director	Since 1998	11	None

Senior Executive Vice President, Legg Mason, Inc.; Senior Executive Vice President of LMWW; Director of LMFA, Legg Mason Funds Management, Inc., Western Asset, WAML, Bartlett & Co., Batterymarch Financial Management, Inc., Gray, Seifert & Co., Inc., and GSH & Co. Formerly: Director and Head of Taxable Fixed Income Division, T. Rowe Price Associates (1973-1992).

Officers:

James W. Hirschmann III Age 42	President	Since 1999	N/A	N/A

Director, President, and CEO, Western Asset (March 1999 to present); Member, Board of Directors of Medical Simulation Corporation; Member, Board of Trustees of Widener College; President, Pacific American Income Shares, Inc. and Western Asset Premier Bond Fund. Formerly: Vice President of the Corporation (1990-1999); Director of WAML (1996-1999); Director of Marketing, Western Asset (1989-1998); Vice President and Director of Marketing, Financial Trust Corporation (bank holding company) (1988-1989); Vice President of Marketing, Atlanta/Sosnoff Capital (investment management company) (1986-1988).

Scott F. Grannis Age 53	Vice President	Since 1990	N/A	N/A

Chief Economist, Western Asset (1989 to present); Vice President of Pacific American Income Shares, Inc. Formerly: Vice President, Leland O’Brien Rubinstein (investment advisory firm) (1986-1989); Senior Economist, Claremont Economics Institute (1980-1986).

Ilene S. Harker Age 48	Vice President	Since 1990	N/A	N/A

Head of Enterprise Risk, Western Asset (2003 to present); Vice President, Pacific American Income Shares, Inc. (since April 1996) and Western Asset Premier Bond Fund (since December 2001). Formerly: Director of Compliance and Controls, Western Asset (1978-2003).

Gavin L. James Age 40	Vice President	Since 2001	N/A	N/A	Director of Global Client Service and Marketing, Western Asset (since 1998). Formerly: Senior Portfolio Manager, J.P. Morgan Investment Management (1990-1998).

Directors and Officers—Continued

Name and Age	Position(s) Held With Company	Term of Office and Length of Time ServedA	Number of Portfolios Overseen in the Fund ComplexB	Other Directorships Held	Principal Occupation(s) During the Past Five Years

S. Kenneth Leech Age 48	Vice President	Since 1990	N/A	N/A

Chief Investment Officer, Western Asset (1998 to present); Vice President, Pacific American Income Shares, Inc. and Western Asset Premier Bond Fund. Formerly: Director of Portfolio Management, Western Asset (1990-1998); Senior Trader, Greenwich Capital (1988-1990); Fixed Income Manager of The First Boston Corporation (holding company; stock and bond dealers) (1980-1987); Portfolio Manager of National Bank of Detroit (1977-1980).

Detlev S. Schlichter Age 38 155 Bishopsgate London, England EC2N3TY	Vice President	Since 2001	N/A	N/A	Portfolio Manager, WAML (since 2001). Formerly: Director of European Bond Team, Merrill Lynch Investment Managers (1998-2001); Vice President, J.P. Morgan & Co. (1990-1998).

Stephen A. Walsh Age 44	Vice President	Since 1994	N/A	N/A

Deputy Chief Investment Officer, Western Asset (2000 to present); Vice President, Pacific American Income Shares, Inc. Formerly: Director of Portfolio Management, Western Asset (1998-2000); Senior Portfolio Manager, Western Asset (1991-2000); Portfolio Manager and Trader, Security Pacific Investment Managers, Inc. (investment management company) (1989-1991); Portfolio Manager of Atlantic Richfield Company (1981-1988).

Susanne D. Wilson Age 40 100 Light Street Baltimore, MD 21203	Vice President	Since 1998	N/A	N/A	Vice President, LMWW (1998 to present). Formerly: Manager of Legg Mason mutual fund operations (1989-1998); Retirement Specialist, T. Rowe Price Associates (1983-1989).

Marie K. Karpinski Age 54 100 Light Street Baltimore, MD 21203	Vice President and Treasurer	Since 1990	N/A	N/A

Vice President, LMWW (1992 to present); Vice President and Treasurer of all Legg Mason retail funds (open-end investment companies) (1986 to present); Vice President and Treasurer of Legg Mason Charles Street Trust, Inc. (open-end investment company); Treasurer and Principal Financial and Accounting Officer of Pacific American Income Shares, Inc. and Western Asset Premier Bond Fund (2001 to present). Formerly: Assistant Treasurer of Pacific American Income Shares, Inc. (1988-2001).

Directors and Officers—Continued

Name and Age	Position(s) Held With Company	Term of Office and Length of Time ServedA	Number of Portfolios Overseen in the Fund ComplexB	Other Directorships Held	Principal Occupation(s) During the Past Five Years

Lisa G. Mrozek Age 40	Secretary	Since 1999	N/A	N/A

Senior Compliance Officer, Western Asset; Secretary of Pacific American Income Shares, Inc. and Western Asset Premier Bond Fund. President of the Board of Directors of California Dollars for Scholars; Member of the Board of Trustees of Scholarship America. Formerly: Assistant Vice President, Fund Business Management, Capital Research and Management Company (an investment management firm) (1990-1999).

Erin K. Morris Age 36 100 Light Street Baltimore, MD 21203	Assistant Treasurer	Since 2001	N/A	N/A

Assistant Vice President of LMWW (2002 to present); Assistant Treasurer (2001 to present) of: Legg Mason Income Trust, Inc., Legg Mason Cash Reserve Trust, Legg Mason Tax Exempt Trust, Inc., Legg Mason Tax-Free Income Fund, Pacific American Income Shares, Inc. and Western Asset Premier Bond Fund; Manager, Funds Accounting, Legg Mason (2000 to present). Formerly: Assistant Manager, Funds Accounting, LMWW (1993-2000).

A	Officers of the Corporation serve one-year terms, subject to annual reappointment by the Board of Directors. Directors of the Corporation serve a term of indefinite length until their successors are elected and qualified and generally stand for re-election by shareholders only as and when required by the Investment Company Act of 1940, as amended.
B	Each Director, other than Mr. Taber, also serves as a Trustee for Western Asset Premier Bond Fund (closed-end investment company) and a Director of Pacific American Income Shares, Inc. (closed-end investment company), which are considered part of the same Fund Complex as the Corporation.
C	Because Mr. Olson’s law firm provides legal services to Western Asset Management Company and Western Asset Management Company Limited, Mr. Olson is an “interested person” of the Corporation, as defined in the Investment Company Act of 1940, as amended.
D	Mr. Taber is considered to be an interested person, as defined above, of the Corporation on the basis of his employment with affiliated entities of the Corporation’s investment adviser (including the Corporation’s principal underwriter).

ADDITIONAL INFORMATION ABOUT THE CORPORATION’S DIRECTORS AND

OFFICERS IS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION,

AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-888-425-6432.

Western Asset Funds, Inc.

Investment Manager

LM Institutional Advisers, Inc.

P.O. Box 17635

Baltimore, Maryland 21297-1635

Investment Advisers

Western Asset Management Company

117 East Colorado Boulevard

Pasadena, California 91105

Western Asset Management Company Limited

155 Bishopgate

London, England EC2N3TY

Transfer and Shareholder Servicing Agent

Boston Financial Data Services

66 Brooks Drive

Braintree, Massachusetts 02184

Custodian

State Street Bank & Trust Company

P.O Box 1031

Boston, Massachusetts 02103

Counsel

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110

Independent Accountants

PricewaterhouseCoopers LLP

250 West Pratt Street

Baltimore, Maryland 21201

This report is not to be distributed unless preceded or accompanied by a prospectus.

Legg Mason Wood Walker, Inc., Distributor